NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

1

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)(1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (hGVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

2

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

3

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 12, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	49,970	$1,403,428	$1,417,149	$16	$1,417,165	$-	$1,417,165	$1,417,165	$-	$1,417,165
ALVIVB	12,601	173,643	162,559	-	162,559	32	162,527	162,527	-	162,527
ALVPGB	21,800	1,209,541	1,165,229	-	1,165,229	23	1,165,206	1,165,206	-	1,165,206
ALVSVB	107,636	1,903,737	1,764,150	26	1,764,176	-	1,764,176	1,764,176	-	1,764,176
WFVSCG	5,793	61,626	43,737	-	43,737	18	43,719	43,719	-	43,719
MLVGA3	109,339	1,537,602	1,297,852	-	1,297,852	30	1,297,822	1,297,822	-	1,297,822
DSIF	9,557	473,003	552,468	38	552,506	-	552,506	552,506	-	552,506
DSRG	2,314	81,415	96,571	69	96,640	-	96,640	96,640	-	96,640
DVMCSS	6,210	108,418	101,588	20	101,608	-	101,608	101,608	-	101,608
DVSCS	12,448	212,549	214,856	-	214,856	26	214,830	214,830	-	214,830
ETVFR	6,147	54,555	51,877	-	51,877	3	51,874	51,874	-	51,874
FHIBS	195,432	1,192,326	1,037,742	256	1,037,998	-	1,037,998	1,021,514	16,484	1,037,998
FQB	57,977	629,600	568,750	-	568,750	10	568,740	568,740	-	568,740
FQBS	91,928	996,944	899,976	230	900,206	-	900,206	889,241	10,965	900,206
FVK2	3,077	54,208	46,460	-	46,460	24	46,436	46,436	-	46,436
FVU2S	32,792	333,466	282,998	-	282,998	14	282,984	282,984	-	282,984
FAM2	33,368	481,830	463,148	-	463,148	39	463,109	463,109	-	463,109
FAMG2	16,114	326,211	296,345	-	296,345	30	296,315	296,315	-	296,315
FAMGP	38,625	796,237	723,062	-	723,062	51	723,011	723,011	-	723,011
FAMGS	20,418	416,749	378,554	37	378,591	-	378,591	378,591	-	378,591
FAMP	82,370	1,284,154	1,179,534	-	1,179,534	33	1,179,501	1,179,501	-	1,179,501
FAMS	40,443	623,742	572,672	10	572,682	-	572,682	572,682	-	572,682
FB2	58,933	1,225,930	1,104,399	9	1,104,408	-	1,104,408	1,104,408	-	1,104,408
FBP	503,830	10,820,961	9,764,219	-	9,764,219	630	9,763,589	9,742,610	20,979	9,763,589
FBS	97,663	2,083,619	1,875,127	-	1,875,127	19	1,875,108	1,875,108	-	1,875,108
FDCA2	82,344	1,201,423	1,079,533	-	1,079,533	57	1,079,476	1,079,476	-	1,079,476
FDCAS	25,826	387,575	348,392	-	348,392	9	348,383	348,383	-	348,383
FEI2	308,753	7,558,116	7,011,779	-	7,011,779	10	7,011,769	7,011,769	-	7,011,769
FEIP	280,468	7,107,345	6,607,831	-	6,607,831	211	6,607,620	6,599,523	8,097	6,607,620
FEIS	241,195	6,071,703	5,639,129	-	5,639,129	105	5,639,024	5,639,024	-	5,639,024
FG2	96,024	7,755,544	6,651,595	-	6,651,595	56	6,651,539	6,651,539	-	6,651,539
FGI2	131,205	3,245,759	3,051,830	-	3,051,830	19	3,051,811	3,051,811	-	3,051,811
FGIP	5	131	122	108	230	-	230	-	230	230
FGIS	435	10,345	10,319	28,891	39,210	-	39,210	-	39,210	39,210
FGP	150,235	12,520,386	10,743,333	115	10,743,448	-	10,743,448	10,743,235	213	10,743,448
FGS	136,864	11,331,960	9,714,578	28	9,714,606	-	9,714,606	9,714,606	-	9,714,606
FHI2	312,043	1,442,580	1,313,699	-	1,313,699	55	1,313,644	1,313,644	-	1,313,644

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIP	840,789	4,067,767	3,707,881	-	3,707,881	313	3,707,568	3,691,836	15,732	3,707,568
FHIS	391,588	1,876,811	1,711,239	-	1,711,239	7	1,711,232	1,711,232	-	1,711,232
FIGBP	454,627	5,240,961	4,909,969	-	4,909,969	96	4,909,873	4,909,873	-	4,909,873
FIP	60,088	13,407,571	22,519,604	44	22,519,648	-	22,519,648	22,519,648	-	22,519,648
FMC2	53	1,981	1,651	171	1,822	-	1,822	-	1,822	1,822
FMCP	59,055	2,062,447	1,932,272	-	1,932,272	46	1,932,226	1,932,226	-	1,932,226
FMMP	4,927,718	4,927,718	4,927,718	-	4,927,718	32	4,927,686	4,927,686	-	4,927,686
FO2	71,572	1,652,835	1,534,495	-	1,534,495	34	1,534,461	1,534,461	-	1,534,461
FOP	191,742	4,483,581	4,160,800	36	4,160,836	-	4,160,836	4,160,836	-	4,160,836
FOS	61,973	1,442,180	1,337,370	-	1,337,370	4	1,337,366	1,337,366	-	1,337,366
FV2	18,319	327,119	300,257	-	300,257	23	300,234	300,234	-	300,234
FVS	9,759	167,270	163,373	-	163,373	34	163,339	163,339	-	163,339
FVSS	9,794	146,843	140,244	-	140,244	47	140,197	140,197	-	140,197
FVSS2	63,702	1,038,548	926,224	174	926,398	-	926,398	925,083	1,315	926,398
FTVFA2	79,185	396,088	349,205	7	349,212	-	349,212	349,212	-	349,212
TIF	4,057	50,481	50,465	-	50,465	20	50,445	50,445	-	50,445
ACC2	112,564	2,367,319	2,279,424	-	2,279,424	45	2,279,379	2,279,379	-	2,279,379
ACEG2	368	26,005	14,290	326	14,616	-	14,616	-	14,616	14,616
AVCE2	10,839	332,835	264,477	-	264,477	29	264,448	264,448	-	264,448
AVGI	4,321	134,124	106,088	10	106,098	-	106,098	106,098	-	106,098
AVIE2	1,709	55,793	48,567	-	48,567	64	48,503	48,503	-	48,503
AVMCCI	13,605	146,312	116,735	1	116,736	-	116,736	116,736	-	116,736
OVAG	269	18,986	14,920	1	14,921	-	14,921	14,921	-	14,921
OVAG2	1,864	121,610	89,191	-	89,191	21	89,170	89,170	-	89,170
OVGS	4,259	167,806	132,448	-	132,448	41	132,407	132,407	-	132,407
OVGSS	57,252	2,151,967	1,734,750	-	1,734,750	650	1,734,100	1,714,047	20,053	1,734,100
OVSB	19,566	78,544	77,091	-	77,091	4	77,087	77,087	-	77,087
OVSBS	374,614	1,558,180	1,524,680	-	1,524,680	59	1,524,621	1,524,621	-	1,524,621
OVSC	17,859	482,292	412,191	51	412,242	-	412,242	412,242	-	412,242
OVSCS	11,075	292,207	249,843	-	249,843	21	249,822	249,822	-	249,822
WRASP	25,617	246,160	201,095	-	201,095	15	201,080	201,080	-	201,080
M2IGSS	60,756	1,385,915	1,145,861	-	1,145,861	51	1,145,810	1,145,810	-	1,145,810
MMCGSC	213,826	1,649,824	1,332,138	-	1,332,138	84	1,332,054	1,332,054	-	1,332,054
MNDSC	92,880	1,191,124	821,061	-	821,061	52	821,009	821,009	-	821,009
MVFSC	87,527	1,928,330	1,840,683	541	1,841,224	-	1,841,224	1,834,098	7,126	1,841,224
MVIVSC	16,086	470,585	430,302	-	430,302	38	430,264	430,264	-	430,264
MSVF2	36,941	397,656	317,325	447	317,772	-	317,772	313,753	4,019	317,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GBF	293,337	3,217,027	2,728,036	478	2,728,514	-	2,728,514	2,723,988	4,526	2,728,514
GEM2	56,710	598,596	571,633	-	571,633	2	571,631	571,631	-	571,631
GVAAA2	135,289	3,443,807	3,371,405	-	3,371,405	35	3,371,370	3,371,370	-	3,371,370
GVABD2	34,054	376,423	355,520	-	355,520	44	355,476	355,476	-	355,476
GVAGG2	34,172	1,140,738	1,091,468	-	1,091,468	23	1,091,445	1,091,445	-	1,091,445
GVAGI2	9,645	545,275	530,387	-	530,387	25	530,362	530,362	-	530,362
GVAGR2	45,795	4,927,990	4,032,257	-	4,032,257	80	4,032,177	4,032,177	-	4,032,177
GVDMA	1,477,363	15,572,128	11,523,435	-	11,523,435	72	11,523,363	11,523,363	-	11,523,363
GVDMC	435,218	4,575,635	3,599,257	-	3,599,257	45	3,599,212	3,599,212	-	3,599,212
GVEX1	485,910	6,766,270	3,590,873	-	3,590,873	26	3,590,847	3,590,847	-	3,590,847
GVEX2	933,067	12,463,935	6,718,079	-	6,718,079	59	6,718,020	6,718,020	-	6,718,020
GVIDA	245,510	2,802,459	2,123,659	-	2,123,659	30	2,123,629	2,123,629	-	2,123,629
GVIDC	285,225	2,893,336	2,487,160	-	2,487,160	24	2,487,136	2,487,136	-	2,487,136
GVIDM	1,975,053	21,033,901	14,891,899	-	14,891,899	89	14,891,810	14,891,810	-	14,891,810
HIBF	6,815	39,943	37,071	-	37,071	12	37,059	37,059	-	37,059
MCIF	20,633	445,229	357,975	-	357,975	81	357,894	357,894	-	357,894
MCIF2	1,043,633	26,004,436	17,741,769	-	17,741,769	104	17,741,665	17,741,665	-	17,741,665
NVAMV2	1,838	33,255	30,306	-	30,306	25	30,281	30,281	-	30,281
NVAMVZ	113,641	1,527,963	1,858,023	-	1,858,023	840	1,857,183	1,844,663	12,520	1,857,183
NVCBD1	974	9,367	8,748	-	8,748	1	8,747	8,747	-	8,747
NVCBD2	49,289	472,081	440,642	-	440,642	7	440,635	440,635	-	440,635
NVCCA2	59,330	631,802	589,739	-	589,739	18	589,721	589,721	-	589,721
NVCCN2	24,676	253,901	240,590	-	240,590	17	240,573	240,573	-	240,573
NVCMA2	4,341	42,210	40,505	10	40,515	-	40,515	40,515	-	40,515
NVCMC2	25,583	275,362	260,434	-	260,434	19	260,415	260,415	-	260,415
NVCMD2	141,422	1,539,704	1,445,330	-	1,445,330	48	1,445,282	1,445,282	-	1,445,282
NVCRA2	12,017	137,659	131,824	-	131,824	18	131,806	131,806	-	131,806
NVCRB2	47,996	526,390	495,315	-	495,315	8	495,307	495,307	-	495,307
NVDBL2	50,354	721,742	583,095	1	583,096	-	583,096	583,096	-	583,096
NVDCA2	830	12,187	8,932	25	8,957	-	8,957	8,957	-	8,957
NVIE6	5,910	61,499	53,015	-	53,015	9	53,006	53,006	-	53,006
NVLCP2	30,960	321,589	300,005	-	300,005	12	299,993	299,993	-	299,993
NVMIG6	8,087	56,811	54,751	-	54,751	4	54,747	54,747	-	54,747
NVMIVX	2,339	24,009	24,352	-	24,352	8	24,344	24,344	-	24,344
NVMIVZ	26,073	267,043	270,633	-	270,633	42	270,591	268,574	2,017	270,591
NVMLG2	18,653	133,472	124,416	-	124,416	10	124,406	124,406	-	124,406
NVMMG2	22,611	132,120	101,752	-	101,752	12	101,740	101,740	-	101,740

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMMV2	26,909	247,700	228,724	-	228,724	7	228,717	228,717	-	228,717
NVNMO2	6,217	75,099	67,333	5	67,338	-	67,338	67,338	-	67,338
NVNSR1	957	12,086	10,825	5	10,830	-	10,830	10,830	-	10,830
NVNSR2	1,543	19,458	17,424	5	17,429	-	17,429	17,429	-	17,429
NVOLG1	2,453,295	42,467,906	42,368,408	898	42,369,306	-	42,369,306	42,354,026	15,280	42,369,306
NVOLG2	2,150,863	37,925,491	36,629,202	-	36,629,202	323	36,628,879	36,621,466	7,413	36,628,879
NVRE2	127,064	1,050,713	856,410	-	856,410	10	856,400	856,400	-	856,400
NVSTB2	3,716	36,294	35,043	-	35,043	-	35,043	35,043	-	35,043
NVTIV3	225	2,327	2,360	-	2,360	1	2,359	2,359	-	2,359
SAM	9,546,107	9,546,107	9,546,107	-	9,546,107	107	9,546,000	9,546,000	-	9,546,000
SCF	18,795	378,429	303,733	-	303,733	6	303,727	303,727	-	303,727
SCF2	61,165	1,105,577	872,831	242	873,073	-	873,073	870,892	2,181	873,073
SCGF2	37,382	429,273	365,972	7	365,979	-	365,979	365,979	-	365,979
SCVF	6,415	63,983	54,338	23	54,361	-	54,361	54,361	-	54,361
SCVF2	92,991	878,172	740,207	-	740,207	24	740,183	740,183	-	740,183
TRF2	1,391	33,098	30,421	-	30,421	19	30,402	30,402	-	30,402
AMSRS	5,080	122,994	136,140	-	136,140	33	136,107	136,107	-	136,107
PMVEBD	243	3,091	2,445	-	2,445	1	2,444	2,444	-	2,444
PMVFAD	3,561	37,063	26,029	-	26,029	19	26,010	26,010	-	26,010
PMVLAD	71,523	730,826	678,039	-	678,039	62	677,977	677,977	-	677,977
PVEIB	2,778	75,235	75,214	2	75,216	-	75,216	75,216	-	75,216
PVGOB	25,730	281,237	243,663	-	243,663	54	243,609	243,609	-	243,609
PVTIGB	2,297	29,668	29,612	25	29,637	-	29,637	29,637	-	29,637
PVTSCB	1,351	15,590	14,319	9	14,328	-	14,328	14,328	-	14,328
VWHA	214	5,624	6,072	-	6,072	7	6,065	6,065	-	6,065
VWHAS	9,815	106,637	266,569	-	266,569	1	266,568	266,568	-	266,568

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	WFVSCG	MLVGA3	DSIF	DSRG
Reinvested dividends	$16,584	7,018	-	16,133	-	-	7,994	553
Mortality and expense risk charges (note 2)	(16,650)	(2,072)	(15,445)	(23,287)	(478)	(16,277)	(6,451)	(1,168)

Net investment income (loss)	(66)	4,946	(15,445)	(7,154)	(478)	(16,277)	1,543	(615)

Realized gain (loss) on investments	50,330	(6,470)	11,177	1,058	(196)	(13,067)	16,346	1,406
Change in unrealized gain (loss) on investments	(385,568)	(30,232)	(654,051)	(677,984)	(31,806)	(270,478)	(202,598)	(38,690)

Net gain (loss) on investments	(335,238)	(36,702)	(642,874)	(676,926)	(32,002)	(283,545)	(186,252)	(37,284)

Reinvested capital gains	245,727	-	166,556	290,482	8,326	21,530	50,894	7,574

Net increase (decrease) in contract owners’ equity resulting from operations	$(89,577)	(31,756)	(491,763)	(393,598)	(24,154)	(278,292)	(133,815)	(30,325)

Investment Activity*:	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2	FVU2S
Reinvested dividends	$454	2,086	2,317	71,869	16,631	23,785	-	-
Mortality and expense risk charges (note 2)	(1,036)	(2,497)	(474)	(14,166)	(6,848)	(11,181)	(551)	(3,436)

Net investment income (loss)	(582)	(411)	1,843	57,703	9,783	12,604	(551)	(3,436)

Realized gain (loss) on investments	404	2,761	(972)	(69,693)	(8,871)	(18,513)	(110)	(12,851)
Change in unrealized gain (loss) on investments	(42,336)	(76,599)	(2,571)	(172,316)	(82,028)	(126,190)	(26,576)	(129,309)

Net gain (loss) on investments	(41,932)	(73,838)	(3,543)	(242,009)	(90,899)	(144,703)	(26,686)	(142,160)

Reinvested capital gains	25,058	27,933	-	-	9,885	15,787	6,253	87,421

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,456)	(46,316)	(1,700)	(184,306)	(71,231)	(116,312)	(20,984)	(58,175)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2	FBP
Reinvested dividends	$9,284	5,241	14,108	7,055	26,021	12,108	13,190	137,687
Mortality and expense risk charges (note 2)	(4,864)	(3,237)	(11,127)	(4,162)	(17,690)	(6,274)	(13,782)	(153,098)

Net investment income (loss)	4,420	2,004	2,981	2,893	8,331	5,834	(592)	(15,411)

Realized gain (loss) on investments	(476)	92,292	60,580	76,701	(8,462)	18,761	191,299	1,530,798
Change in unrealized gain (loss) on investments	(112,122)	(191,586)	(302,900)	(199,212)	(336,593)	(200,037)	(578,246)	(4,887,935)

Net gain (loss) on investments	(112,598)	(99,294)	(242,320)	(122,511)	(345,055)	(181,276)	(386,947)	(3,357,137)

Reinvested capital gains	33,715	21,021	52,756	26,562	83,974	45,583	78,229	662,626

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,463)	(76,269)	(186,583)	(93,056)	(252,750)	(129,859)	(309,310)	(2,709,922)

Investment Activity*:	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2	FGI2
Reinvested dividends	$24,269	1,252	877	122,742	128,654	103,866	29,926	46,033
Mortality and expense risk charges (note 2)	(20,117)	(13,437)	(3,620)	(83,968)	(96,866)	(61,801)	(87,667)	(36,251)

Net investment income (loss)	4,152	(12,185)	(2,743)	38,774	31,788	42,065	(57,741)	9,782

Realized gain (loss) on investments	331,593	133,899	41,761	747,595	752,166	674,759	881,811	829,880
Change in unrealized gain (loss) on investments	(965,958)	(650,683)	(161,594)	(1,776,956)	(1,700,850)	(1,541,686)	(4,237,479)	(1,249,354)

Net gain (loss) on investments	(634,365)	(516,784)	(119,833)	(1,029,361)	(948,684)	(866,927)	(3,355,668)	(419,474)

Reinvested capital gains	126,075	170,194	47,185	246,421	226,058	193,008	626,688	64,580

Net increase (decrease) in contract owners’ equity resulting from operations	$(504,138)	(358,775)	(75,391)	(744,166)	(690,838)	(631,854)	(2,786,721)	(345,112)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS	FIGBP
Reinvested dividends	$2	346	76,073	55,025	70,844	200,209	91,220	118,258
Mortality and expense risk charges (note 2)	(4)	(455)	(173,732)	(106,604)	(16,147)	(55,893)	(18,777)	(63,552)

Net investment income (loss)	(2)	(109)	(97,659)	(51,579)	54,697	144,316	72,443	54,706

Realized gain (loss) on investments	(20)	4,904	1,264,560	1,735,982	(212,064)	(528,002)	(254,821)	(718,908)
Change in unrealized gain (loss) on investments	1	(8,038)	(6,352,017)	(6,173,042)	(50,056)	(196,025)	(86,426)	(549,828)

Net gain (loss) on investments	(19)	(3,134)	(5,087,457)	(4,437,060)	(262,120)	(724,027)	(341,247)	(1,268,736)

Reinvested capital gains	3	511	917,298	811,677	-	-	-	306,071

Net increase (decrease) in contract owners’ equity resulting from operations	$(18)	(2,732)	(4,267,818)	(3,676,962)	(207,423)	(579,711)	(268,804)	(907,959)

Investment Activity*:	FIP	FMC2	FMCP	FMMP	FO2	FOP	FOS	FV2
Reinvested dividends	$359,083	5	10,107	64,970	13,649	47,322	13,821	3,602
Mortality and expense risk charges (note 2)	(293,155)	(21)	(26,303)	(59,005)	(17,608)	(62,766)	(14,703)	(3,933)

Net investment income (loss)	65,928	(16)	(16,196)	5,965	(3,959)	(15,444)	(882)	(331)

Realized gain (loss) on investments	1,448,784	(295)	5,123	-	131,638	909,934	304,482	49,972
Change in unrealized gain (loss) on investments	(7,390,566)	(207)	(482,469)	-	(736,621)	(2,521,085)	(827,440)	(95,382)

Net gain (loss) on investments	(5,941,782)	(502)	(477,346)	-	(604,983)	(1,611,151)	(522,958)	(45,410)

Reinvested capital gains	197,099	131	131,950	-	15,917	42,375	13,597	11,288

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,678,755)	(387)	(361,592)	5,965	(593,025)	(1,584,220)	(510,243)	(34,453)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FVS	FVSS	FVSS2	FTVFA2	TIF	ACC2	ACEG2	AVCE2
Reinvested dividends	$1,976	1,413	8,376	6,027	1,729	32,726	-	1,805
Mortality and expense risk charges (note 2)	(2,189)	(1,379)	(11,545)	(4,450)	(582)	(28,857)	(177)	(3,659)

Net investment income (loss)	(213)	34	(3,169)	1,577	1,147	3,869	(177)	(1,854)

Realized gain (loss) on investments	43,723	21,812	133,479	(69,238)	66	488,265	(1,821)	2,066
Change in unrealized gain (loss) on investments	(60,373)	(36,162)	(312,186)	(32,197)	(4,447)	(610,051)	(10,840)	(126,704)

Net gain (loss) on investments	(16,650)	(14,350)	(178,707)	(101,435)	(4,381)	(121,786)	(12,661)	(124,638)

Reinvested capital gains	6,593	6,387	44,731	36,229	-	74,623	4,774	45,334

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,270)	(7,929)	(137,145)	(63,629)	(3,234)	(43,294)	(8,064)	(81,158)

Investment Activity*:	AVGI	AVIE2	AVMCCI	OVAG	OVAG2	OVGS	OVGSS	OVSB
Reinvested dividends	$1,057	738	433	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,118)	(607)	(1,413)	(177)	(1,048)	(1,710)	(23,587)	(847)

Net investment income (loss)	(61)	131	(980)	(177)	(1,048)	(1,710)	(23,587)	(847)

Realized gain (loss) on investments	(9,629)	4,344	(5,319)	35	(1,238)	1,783	38,976	(20,124)
Change in unrealized gain (loss) on investments	(34,500)	(23,550)	(41,832)	(11,367)	(70,085)	(98,762)	(1,351,628)	9,700

Net gain (loss) on investments	(44,129)	(19,206)	(47,151)	(11,332)	(71,323)	(96,979)	(1,312,652)	(10,424)

Reinvested capital gains	17,970	5,773	25,881	4,538	30,847	25,821	349,403	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,220)	(13,302)	(22,250)	(6,971)	(41,524)	(72,868)	(986,836)	(11,271)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	M2IGSS	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$-	2,345	699	3,316	-	-	-	24,834
Mortality and expense risk charges (note 2)	(18,402)	(4,822)	(3,061)	(2,178)	(14,722)	(17,970)	(10,898)	(22,297)

Net investment income (loss)	(18,402)	(2,477)	(2,362)	1,138	(14,722)	(17,970)	(10,898)	2,537

Realized gain (loss) on investments	(425,289)	34,749	23,211	(1,351)	204,747	(236,123)	(232,451)	270,955
Change in unrealized gain (loss) on investments	189,236	(171,324)	(110,384)	(54,783)	(678,983)	(653,950)	(514,916)	(584,641)

Net gain (loss) on investments	(236,053)	(136,575)	(87,173)	(56,134)	(474,236)	(890,073)	(747,367)	(313,686)

Reinvested capital gains	-	50,887	32,755	16,800	176,775	245,458	347,118	130,731

Net increase (decrease) in contract owners’ equity resulting from operations	$(254,455)	(88,165)	(56,780)	(38,196)	(312,183)	(662,585)	(411,147)	(180,418)

Investment Activity*:	MVIVSC	MSVF2	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$2,913	10,687	61,204	4,259	-	-	-	-
Mortality and expense risk charges (note 2)	(6,037)	(3,581)	(34,590)	(6,756)	(38,472)	(4,819)	(13,001)	(6,989)

Net investment income (loss)	(3,124)	7,106	26,614	(2,497)	(38,472)	(4,819)	(13,001)	(6,989)

Realized gain (loss) on investments	53,955	(6,934)	(72,899)	(75,666)	36,683	(27,774)	126,792	46,585
Change in unrealized gain (loss) on investments	(276,422)	(66,831)	(430,819)	(91,388)	(771,382)	(38,025)	(543,901)	(180,931)

Net gain (loss) on investments	(222,467)	(73,765)	(503,718)	(167,054)	(734,699)	(65,799)	(417,109)	(134,346)

Reinvested capital gains	25,649	6,340	-	-	134,349	8,188	73,564	15,106

Net increase (decrease) in contract owners’ equity resulting from operations	$(199,942)	(60,319)	(477,104)	(169,551)	(638,822)	(62,430)	(356,546)	(126,229)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	-	-	47,392	74,067	-	-	-
Mortality and expense risk charges (note 2)	(51,153)	(145,202)	(51,994)	(55,787)	(76,589)	(27,002)	(35,794)	(207,393)

Net investment income (loss)	(51,153)	(145,202)	(51,994)	(8,395)	(2,522)	(27,002)	(35,794)	(207,393)

Realized gain (loss) on investments	177,359	121,389	(93,933)	(258,606)	(560,998)	(63,440)	(75,842)	(175,064)
Change in unrealized gain (loss) on investments	(2,560,740)	(6,882,105)	(1,360,935)	(3,174,762)	(5,983,078)	(1,126,788)	(553,480)	(8,092,571)

Net gain (loss) on investments	(2,383,381)	(6,760,716)	(1,454,868)	(3,433,368)	(6,544,076)	(1,190,228)	(629,322)	(8,267,635)

Reinvested capital gains	562,690	4,094,575	730,556	2,511,407	4,829,209	635,460	192,657	4,940,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,871,844)	(2,811,343)	(776,306)	(930,356)	(1,717,389)	(581,770)	(472,459)	(3,534,726)

Investment Activity*:	HIBF	MCIF	MCIF2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$2,158	4,443	186,107	312	20,591	215	9,678	-
Mortality and expense risk charges (note 2)	(441)	(4,186)	(204,139)	(401)	(22,111)	(110)	(4,925)	(7,138)

Net investment income (loss)	1,717	257	(18,032)	(89)	(1,520)	105	4,753	(7,138)

Realized gain (loss) on investments	(4,228)	(2,498)	(154,605)	15,003	64,768	(1,494)	(71,860)	34,659
Change in unrealized gain (loss) on investments	(2,766)	(142,451)	(8,095,643)	(20,114)	(387,948)	(366)	(19,295)	(150,229)

Net gain (loss) on investments	(6,994)	(144,949)	(8,250,248)	(5,111)	(323,180)	(1,860)	(91,155)	(115,570)

Reinvested capital gains	-	103,252	4,955,328	4,229	270,362	10	509	26,658

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,277)	(41,440)	(3,312,952)	(971)	(54,338)	(1,745)	(85,893)	(96,050)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(2,735)	(467)	(3,766)	(19,494)	(959)	(5,720)	(6,837)	(124)

Net investment income (loss)	(2,735)	(467)	(3,766)	(19,494)	(959)	(5,720)	(6,837)	(124)

Realized gain (loss) on investments	(1,806)	5,746	4,889	(19,768)	13,304	4,314	(18,107)	(27)
Change in unrealized gain (loss) on investments	(38,227)	(12,673)	(50,878)	(307,179)	(28,963)	(95,791)	(202,169)	(5,447)

Net gain (loss) on investments	(40,033)	(6,927)	(45,989)	(326,947)	(15,659)	(91,477)	(220,276)	(5,474)

Reinvested capital gains	5,450	789	7,866	45,226	517	17,809	127,198	3,417

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,318)	(6,605)	(41,889)	(301,215)	(16,101)	(79,388)	(99,915)	(2,181)

Investment Activity*:	NVIE6	NVLCP2	NVMIG6	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2
Reinvested dividends	$1,946	7,537	-	885	9,974	1,793	-	3,229
Mortality and expense risk charges (note 2)	(550)	(3,378)	(682)	(261)	(2,742)	(617)	(1,186)	(2,536)

Net investment income (loss)	1,396	4,159	(682)	624	7,232	1,176	(1,186)	693

Realized gain (loss) on investments	4,404	(31,287)	(38,072)	3,163	35,720	5,122	(49,544)	(6,519)
Change in unrealized gain (loss) on investments	(20,674)	(28,794)	3,261	(4,859)	(55,496)	(16,922)	(31,013)	(17,491)

Net gain (loss) on investments	(16,270)	(60,081)	(34,811)	(1,696)	(19,776)	(11,800)	(80,557)	(24,010)

Reinvested capital gains	7,007	3,823	2,513	-	-	6,860	34,616	17,883

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,867)	(52,099)	(32,980)	(1,072)	(12,544)	(3,764)	(47,127)	(5,434)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3
Reinvested dividends	$220	60	96	412,077	256,966	13,579	758	86
Mortality and expense risk charges (note 2)	(688)	(129)	(189)	(656,136)	(444,250)	(11,256)	(399)	(21)

Net investment income (loss)	(468)	(69)	(93)	(244,059)	(187,284)	2,323	359	65

Realized gain (loss) on investments	10,150	(533)	(632)	31,945	(189,354)	346,530	(1,710)	250
Change in unrealized gain (loss) on investments	(30,117)	(3,106)	(5,230)	(16,399,793)	(14,273,723)	(720,928)	(1,096)	(425)

Net gain (loss) on investments	(19,967)	(3,639)	(5,862)	(16,367,848)	(14,463,077)	(374,398)	(2,806)	(175)

Reinvested capital gains	7,974	789	1,271	3,069,539	2,713,575	81,394	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,461)	(2,919)	(4,684)	(13,542,368)	(11,936,786)	(290,681)	(2,447)	(110)

Investment Activity*:	SAM	SCF	SCF2	SCGF2	SCVF	SCVF2	TRF2	AMSRS
Reinvested dividends	$116,538	1,477	2,793	-	197	967	281	639
Mortality and expense risk charges (note 2)	(92,013)	(3,225)	(10,651)	(4,787)	(630)	(9,533)	(325)	(1,559)

Net investment income (loss)	24,525	(1,748)	(7,858)	(4,787)	(433)	(8,566)	(44)	(920)

Realized gain (loss) on investments	-	42,003	131,293	(60,386)	3,213	3,417	3,015	6,688
Change in unrealized gain (loss) on investments	-	(167,509)	(529,280)	(145,867)	(18,578)	(218,191)	(8,485)	(53,170)

Net gain (loss) on investments	-	(125,506)	(397,987)	(206,253)	(15,365)	(214,774)	(5,470)	(46,482)

Reinvested capital gains	189	71,762	234,685	73,898	8,931	127,401	3,070	13,564

Net increase (decrease) in contract owners’ equity resulting from operations	$24,714	(55,492)	(171,160)	(137,142)	(6,867)	(95,939)	(2,444)	(33,838)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVEBD	PMVFAD	PMVLAD	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA
Reinvested dividends	$138	412	10,976	1,412	-	520	26	102
Mortality and expense risk charges (note 2)	(26)	(272)	(7,084)	(1,084)	(3,720)	(359)	(160)	(58)

Net investment income (loss)	112	140	3,892	328	(3,720)	161	(134)	44

Realized gain (loss) on investments	(181)	(257)	(1,661)	7,429	14,539	1,732	2,107	(9)
Change in unrealized gain (loss) on investments	(511)	(6,402)	(52,379)	(22,787)	(210,683)	(12,355)	(6,692)	395

Net gain (loss) on investments	(692)	(6,659)	(54,040)	(15,358)	(196,144)	(10,623)	(4,585)	386

Reinvested capital gains	-	-	-	8,181	59,743	3,721	2,143	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(580)	(6,519)	(50,148)	(6,849)	(140,121)	(6,741)	(2,576)	430

Investment Activity*:	VWHAS
Reinvested dividends	$4,197
Mortality and expense risk charges (note 2)	(2,998)

Net investment income (loss)	1,199

Realized gain (loss) on investments	2,565
Change in unrealized gain (loss) on investments	13,206

Net gain (loss) on investments	15,771

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,970

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(66)	(8,275)	4,946	998	(15,445)	(17,862)	(7,154)	(13,432)
Realized gain (loss) on investments	50,330	161,534	(6,470)	(5,302)	11,177	40,344	1,058	2,780
Change in unrealized gain (loss) on investments	(385,568)	229,728	(30,232)	23,622	(654,051)	227,363	(677,984)	683,860
Reinvested capital gains	245,727	-	-	-	166,556	108,709	290,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,577)	382,987	(31,756)	19,318	(491,763)	358,554	(393,598)	673,208

Equity transactions:
Purchase payments received from contract owners (note 4)	6,460	6,511	-	-	50,777	2,811	1,884	10,494
Transfers between funds	(55,324)	(108,361)	9,381	-	27,039	(31,627)	(11,259)	(36,188)
Redemptions (notes 2, 3, and 4)	(71,355)	(181,918)	(20,876)	(15,333)	(69,177)	(35,272)	(299,771)	(237,204)
Adjustments to maintain reserves	40	(37)	-	(62)	10	(24)	(7)	42

Net equity transactions	(120,179)	(283,805)	(11,495)	(15,395)	8,649	(64,112)	(309,153)	(262,856)

Net change in contract owners’ equity	(209,756)	99,182	(43,251)	3,923	(483,114)	294,442	(702,751)	410,352
Contract owners’ equity at beginning of period	1,626,921	1,527,739	205,778	201,855	1,648,320	1,353,878	2,466,927	2,056,575

Contract owners’ equity at end of period	$1,417,165	1,626,921	162,527	205,778	1,165,206	1,648,320	1,764,176	2,466,927

CHANGE IN UNITS:
Beginning units	44,313	52,616	10,287	11,035	28,442	29,668	46,237	51,694
Units purchased	190	341	596	-	1,735	188	198	1,369
Units redeemed	(3,650)	(8,644)	(1,346)	(748)	(1,649)	(1,414)	(6,662)	(6,826)

Ending units	40,853	44,313	9,537	10,287	28,528	28,442	39,773	46,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WFVSCG		MLVGA3		DSIF		DSIFS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(478)	(665)	(16,277)	(5,725)	1,543	286	-	(6,969)
Realized gain (loss) on investments	(196)	773	(13,067)	24,355	16,346	37,273	-	882,704
Change in unrealized gain (loss) on investments	(31,806)	(3,803)	(270,478)	(210,357)	(202,598)	89,342	-	(489,279)
Reinvested capital gains	8,326	7,718	21,530	275,765	50,894	27,787	-	99,357

Net increase (decrease) in contract owners’ equity resulting from operations	(24,154)	4,023	(278,292)	84,038	(133,815)	154,688	-	485,813

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	33,735	1,352	1,365	-	127
Transfers between funds	-	5,805	(2,141)	(40,774)	519	(8,863)	-	(2,388,969)
Redemptions (notes 2, 3, and 4)	(1,870)	(2,053)	(77,133)	(73,942)	(25,470)	(54,797)	-	(103,734)
Adjustments to maintain reserves	(2)	(4)	24	(88)	(63)	(9)	-	52

Net equity transactions	(1,872)	3,748	(79,250)	(81,069)	(23,662)	(62,304)	-	(2,492,524)

Net change in contract owners’ equity	(26,026)	7,771	(357,542)	2,969	(157,477)	92,384	-	(2,006,711)
Contract owners’ equity at beginning of period	69,745	61,974	1,655,364	1,652,395	709,983	617,599	-	2,006,711

Contract owners’ equity at end of period	$43,719	69,745	1,297,822	1,655,364	552,506	709,983	-	-

CHANGE IN UNITS:
Beginning units	1,100	1,042	71,047	74,605	13,617	15,045	-	45,422
Units purchased	-	91	5	3,133	59	29	-	1,747
Units redeemed	(38)	(33)	(3,877)	(6,691)	(573)	(1,457)	-	(47,169)

Ending units	1,062	1,100	67,175	71,047	13,103	13,617	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSRG		DVMCSS		DVSCS		ETVFR
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(615)	(415)	(582)	(690)	(411)	(1,102)	1,843	673
Realized gain (loss) on investments	1,406	1,159	404	102	2,761	3,962	(972)	(4)
Change in unrealized gain (loss) on investments	(38,690)	22,973	(42,336)	18,677	(76,599)	47,548	(2,571)	232
Reinvested capital gains	7,574	2,538	25,058	475	27,933	3,479	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,325)	26,255	(17,456)	18,564	(46,316)	53,887	(1,700)	901

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	3,648	1,496	-	-	-	-
Transfers between funds	(868)	-	997	31,271	2,317	(3,523)	17,034	3,257
Redemptions (notes 2, 3, and 4)	(597)	(662)	(2,632)	(2,307)	(7,079)	(5,435)	(583)	(511)
Adjustments to maintain reserves	(42)	47	(10)	7	2	(20)	(55)	(16)

Net equity transactions	(1,502)	(615)	2,003	30,467	(4,760)	(8,978)	16,396	2,730

Net change in contract owners’ equity	(31,827)	25,640	(15,453)	49,031	(51,076)	44,909	14,696	3,631
Contract owners’ equity at beginning of period	128,467	102,827	117,061	68,030	265,906	220,997	37,178	33,547

Contract owners’ equity at end of period	$96,640	128,467	101,608	117,061	214,830	265,906	51,874	37,178

CHANGE IN UNITS:
Beginning units	2,819	2,835	6,514	4,714	4,867	5,045	3,181	2,946
Units purchased	-	-	297	1,963	51	4	1,507	280
Units redeemed	(38)	(16)	(148)	(163)	(149)	(182)	(85)	(45)

Ending units	2,781	2,819	6,663	6,514	4,769	4,867	4,603	3,181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FHIBS		FQB		FQBS		FVK2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$57,703	61,527	9,783	15,104	12,604	14,779	(551)	(757)
Realized gain (loss) on investments	(69,693)	(28,110)	(8,871)	14,039	(18,513)	1,935	(110)	417
Change in unrealized gain (loss) on investments	(172,316)	21,324	(82,028)	(58,372)	(126,190)	(61,133)	(26,576)	(3,299)
Reinvested capital gains	-	-	9,885	8,210	15,787	10,870	6,253	4,591

Net increase (decrease) in contract owners’ equity resulting from operations	(184,306)	54,741	(71,231)	(21,019)	(116,312)	(33,549)	(20,984)	952

Equity transactions:
Purchase payments received from contract owners (note 4)	3,941	2,523	52,526	1,826	3,263	1,661	-	-
Transfers between funds	(14,663)	(86,944)	(25,364)	(107,052)	(48,179)	21,350	-	-
Redemptions (notes 2, 3, and 4)	(276,175)	(183,274)	(42,665)	(193,607)	(68,207)	(130,368)	(798)	(877)
Adjustments to maintain reserves	2,715	39	(18)	(27)	2,539	29	(8)	10

Net equity transactions	(284,182)	(267,656)	(15,521)	(298,860)	(110,584)	(107,328)	(806)	(867)

Net change in contract owners’ equity	(468,488)	(212,915)	(86,752)	(319,879)	(226,896)	(140,877)	(21,790)	85
Contract owners’ equity at beginning of period	1,506,486	1,719,401	655,492	975,371	1,127,102	1,267,979	68,226	68,141

Contract owners’ equity at end of period	$1,037,998	1,506,486	568,740	655,492	900,206	1,127,102	46,436	68,226

CHANGE IN UNITS:
Beginning units	49,109	57,677	35,481	51,603	62,978	69,014	1,672	1,694
Units purchased	156	654	3,428	1,188	700	1,887	-	-
Units redeemed	(10,690)	(9,222)	(4,564)	(17,310)	(7,497)	(7,923)	(25)	(22)

Ending units	38,575	49,109	34,345	35,481	56,181	62,978	1,647	1,672

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVU2S		FAM2		FAMG2		FAMGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,436)	1,983	4,420	2,283	2,004	950	2,981	(216)
Realized gain (loss) on investments	(12,851)	1,241	(476)	3,563	92,292	4,547	60,580	62,185
Change in unrealized gain (loss) on investments	(129,309)	58,981	(112,122)	36,278	(191,586)	39,920	(302,900)	39,610
Reinvested capital gains	87,421	-	33,715	3,162	21,021	6,339	52,756	13,559

Net increase (decrease) in contract owners’ equity resulting from operations	(58,175)	62,205	(74,463)	45,286	(76,269)	51,756	(186,583)	115,138

Equity transactions:
Purchase payments received from contract owners (note 4)	3,633	1,866	-	-	-	-	1,410	1,415
Transfers between funds	(1,973)	704	(5,251)	(9,953)	-	-	1,883	(39,270)
Redemptions (notes 2, 3, and 4)	(85,567)	(6,941)	(5,068)	(2,270)	(92,944)	(9,438)	(76,238)	(88,448)
Adjustments to maintain reserves	(45)	(31)	(14,890)	(43)	6,341	(10)	15,974	35

Net equity transactions	(83,952)	(4,402)	(25,209)	(12,266)	(86,603)	(9,448)	(56,971)	(126,268)

Net change in contract owners’ equity	(142,127)	57,803	(99,672)	33,020	(162,872)	42,308	(243,554)	(11,130)
Contract owners’ equity at beginning of period	425,111	367,308	562,781	529,761	459,187	416,879	966,565	977,695

Contract owners’ equity at end of period	$282,984	425,111	463,109	562,781	296,315	459,187	723,011	966,565

CHANGE IN UNITS:
Beginning units	33,920	34,289	23,458	23,975	19,825	20,260	27,471	31,233
Units purchased	338	236	-	-	-	-	110	394
Units redeemed	(7,741)	(605)	(490)	(517)	(4,247)	(435)	(2,503)	(4,156)

Ending units	26,517	33,920	22,968	23,458	15,578	19,825	25,078	27,471

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FAMGS		FAMP		FAMS		FB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,893	1,139	8,331	1,682	5,834	3,516	(592)	(5,497)
Realized gain (loss) on investments	76,701	53,581	(8,462)	17,261	18,761	17,078	191,299	44,915
Change in unrealized gain (loss) on investments	(199,212)	(2,470)	(336,593)	97,689	(200,037)	43,000	(578,246)	75,817
Reinvested capital gains	26,562	7,106	83,974	7,896	45,583	4,293	78,229	108,138

Net increase (decrease) in contract owners’ equity resulting from operations	(93,056)	59,356	(252,750)	124,528	(129,859)	67,887	(309,310)	223,373

Equity transactions:
Purchase payments received from contract owners (note 4)	300	125	-	589	-	-	-	(57)
Transfers between funds	-	(30,325)	7,576	(57,812)	(8,213)	-	(24,442)	(17,571)
Redemptions (notes 2, 3, and 4)	(17,806)	(63,790)	(45,132)	(175,036)	(78,918)	(88,401)	(72,518)	(88,939)
Adjustments to maintain reserves	8,186	(3)	19,799	(409)	10,619	(34)	30,733	(28)

Net equity transactions	(9,320)	(93,993)	(17,757)	(232,668)	(76,512)	(88,435)	(66,227)	(106,595)

Net change in contract owners’ equity	(102,376)	(34,637)	(270,507)	(108,140)	(206,371)	(20,548)	(375,537)	116,778
Contract owners’ equity at beginning of period	480,967	515,604	1,450,008	1,558,148	779,053	799,601	1,479,945	1,363,167

Contract owners’ equity at end of period	$378,591	480,967	1,179,501	1,450,008	572,682	779,053	1,104,408	1,479,945

CHANGE IN UNITS:
Beginning units	16,154	19,401	43,253	50,279	25,603	28,575	41,627	44,747
Units purchased	14	5	358	23	-	-	7	-
Units redeemed	(680)	(3,252)	(1,654)	(7,049)	(3,245)	(2,972)	(3,231)	(3,120)

Ending units	15,488	16,154	41,957	43,253	22,358	25,603	38,403	41,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FBP		FBS		FDCA2		FDCAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(15,411)	(60,107)	4,152	(3,149)	(12,185)	(14,989)	(2,743)	(2,513)
Realized gain (loss) on investments	1,530,798	550,237	331,593	58,882	133,899	70,637	41,761	5,918
Change in unrealized gain (loss) on investments	(4,887,935)	518,910	(965,958)	140,661	(650,683)	115,098	(161,594)	44,218
Reinvested capital gains	662,626	926,425	126,075	171,792	170,194	149,605	47,185	34,187

Net increase (decrease) in contract owners’ equity resulting from operations	(2,709,922)	1,935,465	(504,138)	368,186	(358,775)	320,351	(75,391)	81,810

Equity transactions:
Purchase payments received from contract owners (note 4)	318,492	70,014	-	-	1,028	1,525	-	-
Transfers between funds	(195,268)	188,218	(18,593)	(98,156)	190	(286)	5	41,930
Redemptions (notes 2, 3, and 4)	(891,670)	(1,091,675)	(91,091)	(36,232)	(191,222)	(236,211)	-	(5,821)
Adjustments to maintain reserves	268,670	(74)	52,556	(19)	35,494	(138)	(21,106)	(21)

Net equity transactions	(499,776)	(833,517)	(57,128)	(134,407)	(154,510)	(235,110)	(21,101)	36,088

Net change in contract owners’ equity	(3,209,698)	1,101,948	(561,266)	233,779	(513,285)	85,241	(96,492)	117,898
Contract owners’ equity at beginning of period	12,973,287	11,871,339	2,436,374	2,202,595	1,592,761	1,507,520	444,875	326,977

Contract owners’ equity at end of period	$9,763,589	12,973,287	1,875,108	2,436,374	1,079,476	1,592,761	348,383	444,875

CHANGE IN UNITS:
Beginning units	216,501	230,735	56,080	59,304	42,041	48,813	11,033	9,998
Units purchased	6,521	9,338	31	10	44	187	-	1,185
Units redeemed	(21,430)	(23,572)	(2,961)	(3,234)	(5,492)	(6,959)	-	(150)

Ending units	201,592	216,501	53,150	56,080	36,593	42,041	11,033	11,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEI2		FEIP		FEIS		FG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$38,774	43,250	31,788	34,972	42,065	49,593	(57,741)	(109,018)
Realized gain (loss) on investments	747,595	109,462	752,166	139,916	674,759	121,415	881,811	579,389
Change in unrealized gain (loss) on investments	(1,776,956)	602,070	(1,700,850)	551,677	(1,541,686)	493,096	(4,237,479)	(621,738)
Reinvested capital gains	246,421	931,537	226,058	820,158	193,008	738,375	626,688	2,107,704

Net increase (decrease) in contract owners’ equity resulting from operations	(744,166)	1,686,319	(690,838)	1,546,723	(631,854)	1,402,479	(2,786,721)	1,956,337

Equity transactions:
Purchase payments received from contract owners (note 4)	52,437	24,029	39,014	9,040	2,427	2,287	35,084	48,413
Transfers between funds	(182,747)	(205,826)	(44,645)	(36,221)	(134,901)	(116,223)	(214,548)	(125,908)
Redemptions (notes 2, 3, and 4)	(837,284)	(457,412)	(612,439)	(733,154)	(675,127)	(561,084)	(1,167,265)	(736,866)
Adjustments to maintain reserves	217,914	44	210,290	292	186,964	(51)	225,312	(38)

Net equity transactions	(749,680)	(639,165)	(407,780)	(760,043)	(620,637)	(675,071)	(1,121,417)	(814,399)

Net change in contract owners’ equity	(1,493,846)	1,047,154	(1,098,618)	786,680	(1,252,491)	727,408	(3,908,138)	1,141,938
Contract owners’ equity at beginning of period	8,505,615	7,458,461	7,706,238	6,919,558	6,891,515	6,164,107	10,559,677	9,417,739

Contract owners’ equity at end of period	$7,011,769	8,505,615	6,607,620	7,706,238	5,639,024	6,891,515	6,651,539	10,559,677

CHANGE IN UNITS:
Beginning units	249,734	269,614	163,859	181,413	177,009	197,168	285,719	309,788
Units purchased	2,824	972	4,071	667	163	142	8,173	3,058
Units redeemed	(32,775)	(20,852)	(17,914)	(18,221)	(22,444)	(20,301)	(52,541)	(27,127)

Ending units	219,783	249,734	150,016	163,859	154,728	177,009	241,351	285,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGI2		FGIP		FGIS		FGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,782	39,763	(2)	(41,153)	(109)	(27,601)	(97,659)	(210,057)
Realized gain (loss) on investments	829,880	172,554	(20)	1,797,172	4,904	2,162,061	1,264,560	1,498,012
Change in unrealized gain (loss) on investments	(1,249,354)	387,678	1	(843,685)	(8,038)	(1,075,947)	(6,352,017)	(1,508,006)
Reinvested capital gains	64,580	167,027	3	114,347	511	132,288	917,298	3,132,485

Net increase (decrease) in contract owners’ equity resulting from operations	(345,112)	767,022	(18)	1,026,681	(2,732)	1,190,801	(4,267,818)	2,912,434

Equity transactions:
Purchase payments received from contract owners (note 4)	10,158	4,224	-	38,422	122	37	106,413	136,388
Transfers between funds	(89,680)	(86,935)	-	(4,975,412)	-	(5,728,186)	(44,865)	(545,180)
Redemptions (notes 2, 3, and 4)	(373,852)	(207,100)	(294)	(383,335)	(46,182)	(356,938)	(1,064,834)	(1,133,254)
Adjustments to maintain reserves	122,301	(139)	159	109	28,167	55	346,250	(3,490)

Net equity transactions	(331,073)	(289,950)	(135)	(5,320,216)	(17,893)	(6,085,032)	(657,036)	(1,545,536)

Net change in contract owners’ equity	(676,185)	477,072	(153)	(4,293,535)	(20,625)	(4,894,231)	(4,924,854)	1,366,898
Contract owners’ equity at beginning of period	3,727,996	3,250,924	383	4,293,918	59,835	4,954,066	15,668,302	14,301,404

Contract owners’ equity at end of period	$3,051,811	3,727,996	230	383	39,210	59,835	10,743,448	15,668,302

CHANGE IN UNITS:
Beginning units	114,788	124,590	-	101,837	2	137,168	193,567	214,535
Units purchased	505	534	-	2,168	-	9	2,269	8,676
Units redeemed	(15,030)	(10,336)	-	(104,005)	(2)	(137,175)	(17,717)	(29,644)

Ending units	100,263	114,788	-	-	-	2	178,119	193,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGS		FHI2		FHIP		FHIS
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(51,579)	(129,805)	54,697	70,186	144,316	180,373	72,443	91,549
Realized gain (loss) on investments	1,735,982	1,306,263	(212,064)	(11,848)	(528,002)	(40,616)	(254,821)	(3,949)
Change in unrealized gain (loss) on investments	(6,173,042)	(1,370,402)	(50,056)	(5,906)	(196,025)	(4,207)	(86,426)	(11,885)
Reinvested capital gains	811,677	2,771,146	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,676,962)	2,577,202	(207,423)	52,432	(579,711)	135,550	(268,804)	75,715

Equity transactions:
Purchase payments received from contract owners (note 4)	2,655	-	2,627	4,924	49,292	76,149	864	-
Transfers between funds	(81,893)	(241,197)	(6,728)	43,218	(48,684)	39,393	(79,896)	(64,403)
Redemptions (notes 2, 3, and 4)	(368,465)	(1,643,862)	(142,999)	(117,665)	(281,644)	(422,456)	(93,135)	(118,106)
Adjustments to maintain reserves	300,534	(65)	3,060	(103)	22,026	(171)	3,924	(31)

Net equity transactions	(147,169)	(1,885,124)	(144,040)	(69,626)	(259,010)	(307,085)	(168,243)	(182,540)

Net change in contract owners’ equity	(3,824,131)	692,078	(351,463)	(17,194)	(838,721)	(171,535)	(437,047)	(106,825)
Contract owners’ equity at beginning of period	13,538,737	12,846,659	1,665,107	1,682,301	4,546,289	4,717,824	2,148,279	2,255,104

Contract owners’ equity at end of period	$9,714,606	13,538,737	1,313,644	1,665,107	3,707,568	4,546,289	1,711,232	2,148,279

CHANGE IN UNITS:
Beginning units	186,361	215,599	83,927	87,368	203,392	217,364	108,437	117,741
Units purchased	128	15	404	3,304	2,662	5,914	49	428
Units redeemed	(7,535)	(29,253)	(8,508)	(6,745)	(16,436)	(19,886)	(9,824)	(9,732)

Ending units	178,954	186,361	75,823	83,927	189,618	203,392	98,662	108,437

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBP		FIP		FMC2		FMCP
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$54,706	56,327	65,928	21,515	(16)	(116,968)	(16,196)	(16,863)
Realized gain (loss) on investments	(718,908)	58,234	1,448,784	1,911,068	(295)	4,601,035	5,123	94,466
Change in unrealized gain (loss) on investments	(549,828)	(419,332)	(7,390,566)	4,454,286	(207)	(1,599,824)	(482,469)	47,278
Reinvested capital gains	306,071	180,527	197,099	204,241	131	46,874	131,950	352,736

Net increase (decrease) in contract owners’ equity resulting from operations	(907,959)	(124,244)	(5,678,755)	6,591,110	(387)	2,931,117	(361,592)	477,617

Equity transactions:
Purchase payments received from contract owners (note 4)	12,463	27,496	32,751	101,431	1	39,477	540	31,865
Transfers between funds	(371,205)	258,060	(121,665)	(704,274)	-	(13,886,149)	(11,659)	33,538
Redemptions (notes 2, 3, and 4)	(529,806)	(545,321)	(1,682,740)	(1,692,333)	(1,319)	(608,346)	(35,612)	(211,303)
Adjustments to maintain reserves	33,542	36	294	217	690	76	(10,870)	(171)

Net equity transactions	(855,006)	(259,729)	(1,771,360)	(2,294,959)	(628)	(14,454,942)	(57,601)	(146,071)

Net change in contract owners’ equity	(1,762,965)	(383,973)	(7,450,115)	4,296,151	(1,015)	(11,523,825)	(419,193)	331,546
Contract owners’ equity at beginning of period	6,672,838	7,056,811	29,969,763	25,673,612	2,837	11,526,662	2,351,419	2,019,873

Contract owners’ equity at end of period	$4,909,873	6,672,838	22,519,648	29,969,763	1,822	2,837	1,932,226	2,351,419

CHANGE IN UNITS:
Beginning units	268,001	278,774	507,494	551,361	-	213,117	20,262	21,576
Units purchased	1,967	17,572	3,160	2,904	-	833	8	2,921
Units redeemed	(40,490)	(28,345)	(39,530)	(46,771)	-	(213,950)	(485)	(4,235)

Ending units	229,478	268,001	471,124	507,494	-	-	19,785	20,262

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMCS		FMMP		FO2		FOP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(64,481)	5,965	(64,043)	(3,959)	(15,336)	(15,444)	(52,407)
Realized gain (loss) on investments	-	3,068,371	-	-	131,638	58,867	909,934	518,069
Change in unrealized gain (loss) on investments	-	(1,240,627)	-	-	(736,621)	149,673	(2,521,085)	72,634
Reinvested capital gains	-	27,711	-	-	15,917	159,479	42,375	436,870

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,790,974	5,965	(64,043)	(593,025)	352,683	(1,584,220)	975,166

Equity transactions:
Purchase payments received from contract owners (note 4)	-	4,126	1,303,048	879,330	31,403	12,301	1,051	34,673
Transfers between funds	-	(8,061,740)	907,090	1,986,256	(37,493)	(42,115)	(50,286)	(150,669)
Redemptions (notes 2, 3, and 4)	-	(824,793)	(2,239,788)	(2,608,146)	(95,530)	(147,092)	(241,316)	(678,745)
Adjustments to maintain reserves	-	93	(53)	9	28,274	12	76,119	(557)

Net equity transactions	-	(8,882,314)	(29,703)	257,449	(73,346)	(176,894)	(214,432)	(795,298)

Net change in contract owners’ equity	-	(7,091,340)	(23,738)	193,406	(666,371)	175,789	(1,798,652)	179,868
Contract owners’ equity at beginning of period	-	7,091,340	4,951,424	4,758,018	2,200,832	2,025,043	5,959,488	5,779,620

Contract owners’ equity at end of period	$-	-	4,927,686	4,951,424	1,534,461	2,200,832	4,160,836	5,959,488

CHANGE IN UNITS:
Beginning units	-	72,392	412,873	391,363	109,258	118,942	176,781	202,392
Units purchased	-	43	187,504	272,687	3,849	804	1,158	1,306
Units redeemed	-	(72,435)	(192,131)	(251,177)	(10,897)	(10,488)	(12,182)	(26,917)

Ending units	-	-	408,246	412,873	102,210	109,258	165,757	176,781

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FOS		FV2		FVS		FVSS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(882)	(10,292)	(331)	1,310	(213)	1,431	34	666
Realized gain (loss) on investments	304,482	30,654	49,972	13,738	43,723	3,803	21,812	1,768
Change in unrealized gain (loss) on investments	(827,440)	145,779	(95,382)	35,803	(60,373)	26,315	(36,162)	23,131
Reinvested capital gains	13,597	135,174	11,288	41,258	6,593	26,176	6,387	12,089

Net increase (decrease) in contract owners’ equity resulting from operations	(510,243)	301,315	(34,453)	92,109	(10,270)	57,725	(7,929)	37,654

Equity transactions:
Purchase payments received from contract owners (note 4)	3,068	249	-	-	-	-	-	-
Transfers between funds	(33,896)	(45,332)	(6,350)	(25,307)	(72,317)	(25)	5,819	(2,706)
Redemptions (notes 2, 3, and 4)	(49,803)	(47,769)	(57,802)	(21,694)	(772)	(6,540)	(6,404)	(1,272)
Adjustments to maintain reserves	24,628	(22)	13,588	(27)	(6,468)	7	(4,111)	(14)

Net equity transactions	(56,003)	(92,874)	(50,564)	(47,028)	(79,557)	(6,558)	(4,696)	(3,992)

Net change in contract owners’ equity	(566,246)	208,441	(85,017)	45,081	(89,827)	51,167	(12,625)	33,662
Contract owners’ equity at beginning of period	1,903,612	1,695,171	385,251	340,170	253,166	201,999	152,822	119,160

Contract owners’ equity at end of period	$1,337,366	1,903,612	300,234	385,251	163,339	253,166	140,197	152,822

CHANGE IN UNITS:
Beginning units	65,362	68,848	10,977	12,421	6,746	6,927	3,231	3,330
Units purchased	136	11	5	53	-	-	192	-
Units redeemed	(3,966)	(3,497)	(1,891)	(1,497)	(2,172)	(181)	(193)	(99)

Ending units	61,532	65,362	9,091	10,977	4,574	6,746	3,230	3,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSS2		FTVFA2		FTVRDI		TIF
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(3,169)	1,201	1,577	2,347	-	947	1,147	590
Realized gain (loss) on investments	133,479	16,061	(69,238)	(23,313)	-	321,039	66	7,446
Change in unrealized gain (loss) on investments	(312,186)	174,873	(32,197)	67,923	-	(133,311)	(4,447)	(4,884)
Reinvested capital gains	44,731	87,894	36,229	-	-	32,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,145)	280,029	(63,629)	46,957	-	220,678	(3,234)	3,152

Equity transactions:
Purchase payments received from contract owners (note 4)	5,486	2,641	-	-	-	-	-	-
Transfers between funds	(27,604)	(7,935)	(6,028)	(87,311)	-	(1,126,824)	(5,207)	-
Redemptions (notes 2, 3, and 4)	(81,495)	(45,498)	(9,027)	(12,525)	-	(56,218)	(2,144)	(19,588)
Adjustments to maintain reserves	44,337	(13)	(10,058)	(15)	-	(92)	(1,821)	(33)

Net equity transactions	(59,276)	(50,805)	(25,113)	(99,851)	-	(1,183,134)	(9,172)	(19,621)

Net change in contract owners’ equity	(196,421)	229,224	(88,742)	(52,894)	-	(962,456)	(12,406)	(16,469)
Contract owners’ equity at beginning of period	1,122,819	893,595	437,954	490,848	-	962,456	62,851	79,320

Contract owners’ equity at end of period	$926,398	1,122,819	349,212	437,954	-	-	50,445	62,851

CHANGE IN UNITS:
Beginning units	26,578	27,895	23,265	28,635	-	23,237	3,357	4,374
Units purchased	322	680	-	153	-	3	-	-
Units redeemed	(2,979)	(1,997)	(923)	(5,523)	-	(23,240)	(416)	(1,017)

Ending units	23,921	26,578	22,342	23,265	-	-	2,941	3,357

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACC2		ACEG2		AVCE2		AVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,869	11,281	(177)	(22,176)	(1,854)	(3,176)	(61)	(52)
Realized gain (loss) on investments	488,265	202,996	(1,821)	992,964	2,066	3,741	(9,629)	(1,227)
Change in unrealized gain (loss) on investments	(610,051)	559,803	(10,840)	(835,783)	(126,704)	79,967	(34,500)	12,893
Reinvested capital gains	74,623	-	4,774	254,328	45,334	7,950	17,970	2,294

Net increase (decrease) in contract owners’ equity resulting from operations	(43,294)	774,080	(8,064)	389,333	(81,158)	88,482	(26,220)	13,908

Equity transactions:
Purchase payments received from contract owners (note 4)	4,559	10,131	-	9,246	810	900	-	-
Transfers between funds	(162,289)	(247,978)	-	(2,522,186)	-	(64,542)	22,587	55,935
Redemptions (notes 2, 3, and 4)	(384,388)	(310,193)	(2,699)	(220,285)	(32,748)	(35,500)	(326)	(5,523)
Adjustments to maintain reserves	30,096	(24)	(1,708)	(120)	1,347	(35)	368	15

Net equity transactions	(512,022)	(548,064)	(4,407)	(2,733,345)	(30,591)	(99,177)	22,629	50,427

Net change in contract owners’ equity	(555,316)	226,016	(12,471)	(2,344,012)	(111,749)	(10,695)	(3,591)	64,335
Contract owners’ equity at beginning of period	2,834,695	2,608,679	27,087	2,371,099	376,197	386,892	109,689	45,354

Contract owners’ equity at end of period	$2,279,379	2,834,695	14,616	27,087	264,448	376,197	106,098	109,689

CHANGE IN UNITS:
Beginning units	78,924	95,369	-	57,271	12,893	16,688	3,514	1,867
Units purchased	160	798	-	218	32	718	830	1,857
Units redeemed	(15,318)	(17,243)	-	(57,489)	(1,302)	(4,513)	(14)	(210)

Ending units	63,766	78,924	-	-	11,623	12,893	4,330	3,514

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVIE2		AVMCCI		OVAG		OVAG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$131	(84)	(980)	(978)	(177)	(226)	(1,048)	(1,633)
Realized gain (loss) on investments	4,344	5,948	(5,319)	1,733	35	321	(1,238)	16,477
Change in unrealized gain (loss) on investments	(23,550)	(7,518)	(41,832)	26,980	(11,367)	1,024	(70,085)	(8,636)
Reinvested capital gains	5,773	4,836	25,881	-	4,538	2,251	30,847	17,875

Net increase (decrease) in contract owners’ equity resulting from operations	(13,302)	3,182	(22,250)	27,735	(6,971)	3,370	(41,524)	24,083

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5	-	-	-	1,531	-
Transfers between funds	-	-	(1,564)	(6,508)	-	-	4,151	(24,930)
Redemptions (notes 2, 3, and 4)	(6,901)	(9,495)	(5,888)	(6,496)	(112)	(638)	(5,579)	(19,420)
Adjustments to maintain reserves	114	(19)	535	(19)	5	(13)	(54)	19

Net equity transactions	(6,787)	(9,514)	(6,912)	(13,023)	(107)	(651)	49	(44,331)

Net change in contract owners’ equity	(20,089)	(6,332)	(29,162)	14,712	(7,078)	2,719	(41,475)	(20,248)
Contract owners’ equity at beginning of period	68,592	74,924	145,898	131,186	21,999	19,280	130,645	150,893

Contract owners’ equity at end of period	$48,503	68,592	116,736	145,898	14,921	21,999	89,170	130,645

CHANGE IN UNITS:
Beginning units	2,057	2,347	3,998	4,377	1,269	1,310	7,570	10,277
Units purchased	-	-	56	-	-	-	504	54
Units redeemed	(250)	(290)	(280)	(379)	(8)	(41)	(487)	(2,761)

Ending units	1,807	2,057	3,774	3,998	1,261	1,269	7,587	7,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGIS		OVGS		OVGSS		OVIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(19,843)	(1,710)	(2,530)	(23,587)	(36,671)	-	(581)
Realized gain (loss) on investments	-	978,446	1,783	10,537	38,976	127,198	-	11,428
Change in unrealized gain (loss) on investments	-	(227,445)	(98,762)	11,959	(1,351,628)	171,728	-	(9,093)
Reinvested capital gains	-	235,625	25,821	11,874	349,403	165,981	-	5,851

Net increase (decrease) in contract owners’ equity resulting from operations	-	966,783	(72,868)	31,840	(986,836)	428,236	-	7,605

Equity transactions:
Purchase payments received from contract owners (note 4)	-	11,269	-	-	3,185	4,298	-	-
Transfers between funds	-	(4,411,012)	(22,065)	211	(84,127)	(123,173)	-	(68,636)
Redemptions (notes 2, 3, and 4)	-	(426,636)	(6,284)	(35,675)	(456,139)	(272,599)	-	(2,821)
Adjustments to maintain reserves	-	(92)	12	1	(160)	(27)	-	6

Net equity transactions	-	(4,826,471)	(28,337)	(35,463)	(537,241)	(391,501)	-	(71,451)

Net change in contract owners’ equity	-	(3,859,688)	(101,205)	(3,623)	(1,524,077)	36,735	-	(63,846)
Contract owners’ equity at beginning of period	-	3,859,688	233,612	237,235	3,258,177	3,221,442	-	63,846

Contract owners’ equity at end of period	$-	-	132,407	233,612	1,734,100	3,258,177	-	-

CHANGE IN UNITS:
Beginning units	-	117,600	4,426	5,136	64,432	72,493	-	4,750
Units purchased	-	502	13	4	622	1,196	-	-
Units redeemed	-	(118,102)	(724)	(714)	(14,093)	(9,257)	-	(4,750)

Ending units	-	-	3,715	4,426	50,961	64,432	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSB		OVSBS		OVSC		OVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(847)	3,292	(18,402)	64,096	(2,477)	(3,190)	(2,362)	(3,151)
Realized gain (loss) on investments	(20,124)	(594)	(425,289)	(55,052)	34,749	7,802	23,211	5,235
Change in unrealized gain (loss) on investments	9,700	(6,648)	189,236	(112,442)	(171,324)	46,504	(110,384)	37,846
Reinvested capital gains	-	-	-	-	50,887	28,880	32,755	21,443

Net increase (decrease) in contract owners’ equity resulting from operations	(11,271)	(3,950)	(254,455)	(103,398)	(88,165)	79,996	(56,780)	61,373

Equity transactions:
Purchase payments received from contract owners (note 4)	1,950	203	6,752	6,519	51,783	1,838	1,711	180
Transfers between funds	2,350	9,351	(39,239)	(10,626)	(20,306)	44,389	581	(953)
Redemptions (notes 2, 3, and 4)	(3,307)	(3,270)	(179,498)	(240,722)	(5,770)	(30,688)	(41,407)	(14,451)
Adjustments to maintain reserves	394	(18)	7,919	(56)	4,024	(40)	2,351	(15)

Net equity transactions	1,387	6,266	(204,066)	(244,885)	29,731	15,499	(36,764)	(15,239)

Net change in contract owners’ equity	(9,884)	2,316	(458,521)	(348,283)	(58,434)	95,495	(93,544)	46,134
Contract owners’ equity at beginning of period	86,971	84,655	1,983,142	2,331,425	470,676	375,181	343,366	297,232

Contract owners’ equity at end of period	$77,087	86,971	1,524,621	1,983,142	412,242	470,676	249,822	343,366

CHANGE IN UNITS:
Beginning units	7,856	7,305	97,984	110,004	7,953	7,683	10,526	11,010
Units purchased	429	844	1,568	4,192	976	812	189	138
Units redeemed	(335)	(293)	(13,272)	(16,212)	(561)	(542)	(1,459)	(622)

Ending units	7,950	7,856	86,280	97,984	8,368	7,953	9,256	10,526

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRASP		LZREMS		M2IGSS		MMCGSC
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$1,138	1,343	-	826	(14,722)	(16,187)	(17,970)	(25,650)
Realized gain (loss) on investments	(1,351)	1,505	-	13,968	204,747	38,241	(236,123)	71,698
Change in unrealized gain (loss) on investments	(54,783)	(6,335)	-	(10,432)	(678,983)	95,978	(653,950)	(261,807)
Reinvested capital gains	16,800	24,650	-	-	176,775	192,281	245,458	480,612

Net increase (decrease) in contract owners’ equity resulting from operations	(38,196)	21,163	-	4,362	(312,183)	310,313	(662,585)	264,853

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	220	2,857	2,930	12,676	18,411
Transfers between funds	133	(1,315)	-	(87,830)	(34,043)	2,907	(222,197)	(7,404)
Redemptions (notes 2, 3, and 4)	(6,050)	(15,281)	-	(3,051)	(37,539)	(96,825)	(98,611)	(234,156)
Adjustments to maintain reserves	(4)	(30)	-	(9)	1,611	(89)	3,674	(134)

Net equity transactions	(5,921)	(16,626)	-	(90,670)	(67,114)	(91,077)	(304,458)	(223,283)

Net change in contract owners’ equity	(44,117)	4,537	-	(86,308)	(379,297)	219,236	(967,043)	41,570
Contract owners’ equity at beginning of period	245,197	240,660	-	86,308	1,525,107	1,305,871	2,299,097	2,257,527

Contract owners’ equity at end of period	$201,080	245,197	-	-	1,145,810	1,525,107	1,332,054	2,299,097

CHANGE IN UNITS:
Beginning units	10,733	11,539	-	8,300	57,412	61,031	58,066	64,253
Units purchased	13	142	-	20	524	469	940	1,293
Units redeemed	(313)	(948)	-	(8,320)	(3,738)	(4,088)	(11,000)	(7,480)

Ending units	10,433	10,733	-	-	54,198	57,412	48,006	58,066

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNDSC		MVFSC		MVIVSC		MSVF2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(10,898)	(18,191)	2,537	(225)	(3,124)	(6,926)	7,106	6,225
Realized gain (loss) on investments	(232,451)	108,098	270,955	66,828	53,955	13,573	(6,934)	1,255
Change in unrealized gain (loss) on investments	(514,916)	(342,496)	(584,641)	356,201	(276,422)	38,026	(66,831)	(39,656)
Reinvested capital gains	347,118	276,698	130,731	48,132	25,649	20,025	6,340	25,814

Net increase (decrease) in contract owners’ equity resulting from operations	(411,147)	24,109	(180,418)	470,936	(199,942)	64,698	(60,319)	(6,362)

Equity transactions:
Purchase payments received from contract owners (note 4)	868	361	6,862	7,235	56,388	480	2	144
Transfers between funds	13,072	(166,969)	(183,097)	(209,032)	(174,413)	1,807	21,501	7,071
Redemptions (notes 2, 3, and 4)	(181,018)	(125,532)	(82,166)	(111,446)	(24,948)	(32,879)	(33,151)	(25,329)
Adjustments to maintain reserves	(2,396)	83	17,326	(30)	783	(21)	2,603	172

Net equity transactions	(169,474)	(292,057)	(241,075)	(313,273)	(142,190)	(30,613)	(9,045)	(17,942)

Net change in contract owners’ equity	(580,621)	(267,948)	(421,493)	157,663	(342,132)	34,085	(69,364)	(24,304)
Contract owners’ equity at beginning of period	1,401,630	1,669,578	2,262,717	2,105,054	772,396	738,311	387,136	411,440

Contract owners’ equity at end of period	$821,009	1,401,630	1,841,224	2,262,717	430,264	772,396	317,772	387,136

CHANGE IN UNITS:
Beginning units	26,697	31,910	52,562	60,361	26,100	27,220	23,043	24,001
Units purchased	387	140	3,331	1,271	2,751	86	1,594	425
Units redeemed	(4,530)	(5,353)	(9,824)	(9,070)	(9,663)	(1,206)	(2,476)	(1,383)

Ending units	22,554	26,697	46,069	52,562	19,188	26,100	22,161	23,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF		GEM2		GVAAA2		GVABD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$26,614	18,150	(2,497)	(1,104)	(38,472)	2,761	(4,819)	3,373
Realized gain (loss) on investments	(72,899)	(13,008)	(75,666)	35,001	36,683	75,007	(27,774)	5,224
Change in unrealized gain (loss) on investments	(430,819)	(124,839)	(91,388)	(102,373)	(771,382)	429,681	(38,025)	(20,836)
Reinvested capital gains	-	-	-	-	134,349	26,524	8,188	2,505

Net increase (decrease) in contract owners’ equity resulting from operations	(477,104)	(119,697)	(169,551)	(68,476)	(638,822)	533,973	(62,430)	(9,734)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,491	12,967	1,198	220	12,559	4,617	3,656	474
Transfers between funds	78,615	(47,032)	2,060	91,371	37,138	382,158	(25,371)	14,072
Redemptions (notes 2, 3, and 4)	(365,166)	(312,786)	(31,672)	(117,474)	(541,566)	(216,037)	(13,718)	(60,681)
Adjustments to maintain reserves	3,213	(30)	(37,348)	(132)	10,579	(84)	(424)	(14)

Net equity transactions	(268,847)	(346,881)	(65,762)	(26,015)	(481,290)	170,654	(35,857)	(46,149)

Net change in contract owners’ equity	(745,951)	(466,578)	(235,313)	(94,491)	(1,120,112)	704,627	(98,287)	(55,883)
Contract owners’ equity at beginning of period	3,474,465	3,941,043	806,944	901,435	4,491,482	3,786,855	453,763	509,646

Contract owners’ equity at end of period	$2,728,514	3,474,465	571,631	806,944	3,371,370	4,491,482	355,476	453,763

CHANGE IN UNITS:
Beginning units	224,407	246,559	25,719	26,341	171,703	164,833	33,669	36,905
Units purchased	19,332	9,055	509	2,819	2,706	21,811	320	1,107
Units redeemed	(40,646)	(31,207)	(1,697)	(3,441)	(23,866)	(14,941)	(3,259)	(4,343)

Ending units	203,093	224,407	24,531	25,719	150,543	171,703	30,730	33,669

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(13,001)	(17,486)	(6,989)	70	(51,153)	(45,751)	(145,202)	(149,498)
Realized gain (loss) on investments	126,792	103,928	46,585	12,257	177,359	198,115	121,389	447,054
Change in unrealized gain (loss) on investments	(543,901)	102,634	(180,931)	120,486	(2,560,740)	449,745	(6,882,105)	1,183,826
Reinvested capital gains	73,564	43,233	15,106	13,434	562,690	65,280	4,094,575	221,076

Net increase (decrease) in contract owners’ equity resulting from operations	(356,546)	232,309	(126,229)	146,247	(1,871,844)	667,389	(2,811,343)	1,702,458

Equity transactions:
Purchase payments received from contract owners (note 4)	35,077	-	100,594	474	54,724	563	44,243	53,572
Transfers between funds	(55,797)	(55,286)	(168,015)	5,410	(38,625)	2,088,932	(47,537)	12,007
Redemptions (notes 2, 3, and 4)	(116,815)	(230,090)	(24,836)	(49,670)	(379,220)	(219,693)	(406,301)	(1,109,723)
Adjustments to maintain reserves	(74,049)	(109)	(28,944)	(16)	20	(103)	58	(60)

Net equity transactions	(211,584)	(285,485)	(121,201)	(43,802)	(363,101)	1,869,699	(409,537)	(1,044,204)

Net change in contract owners’ equity	(568,130)	(53,176)	(247,430)	102,445	(2,234,945)	2,537,088	(3,220,880)	658,254
Contract owners’ equity at beginning of period	1,659,575	1,712,751	777,792	675,347	6,267,122	3,730,034	14,744,243	14,085,989

Contract owners’ equity at end of period	$1,091,445	1,659,575	530,362	777,792	4,032,177	6,267,122	11,523,363	14,744,243

CHANGE IN UNITS:
Beginning units	43,765	51,977	25,897	27,512	126,498	90,217	465,248	498,891
Units purchased	2,343	193	3,382	279	3,921	44,691	1,966	2,550
Units redeemed	(7,244)	(8,405)	(7,816)	(1,894)	(12,489)	(8,410)	(16,925)	(36,193)

Ending units	38,864	43,765	21,463	25,897	117,930	126,498	450,289	465,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVDMC		GVEX1		GVEX2		GVIDA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(51,994)	(60,954)	(8,395)	84,953	(2,522)	138,001	(27,002)	(28,660)
Realized gain (loss) on investments	(93,933)	81,658	(258,606)	(188)	(560,998)	27,222	(63,440)	48,178
Change in unrealized gain (loss) on investments	(1,360,935)	237,982	(3,174,762)	(635)	(5,983,078)	168,553	(1,126,788)	308,301
Reinvested capital gains	730,556	50,099	2,511,407	-	4,829,209	6,411	635,460	47,388

Net increase (decrease) in contract owners’ equity resulting from operations	(776,306)	308,785	(930,356)	84,130	(1,717,389)	340,187	(581,770)	375,207

Equity transactions:
Purchase payments received from contract owners (note 4)	25,344	18,255	3,553	379	2,737	-	5,827	5,873
Transfers between funds	(52,925)	(389,325)	(6,863)	4,855,446	(69,704)	8,014,999	-	(1,484)
Redemptions (notes 2, 3, and 4)	(1,087,937)	(331,488)	(401,234)	(14,265)	(525,747)	(60,883)	(238,771)	(167,746)
Adjustments to maintain reserves	484	(74)	73	(16)	365	1	59	(27)

Net equity transactions	(1,115,034)	(702,632)	(404,471)	4,841,544	(592,349)	7,954,117	(232,885)	(163,384)

Net change in contract owners’ equity	(1,891,340)	(393,847)	(1,334,827)	4,925,674	(2,309,738)	8,294,304	(814,655)	211,823
Contract owners’ equity at beginning of period	5,490,552	5,884,399	4,925,674	-	9,027,758	733,454	2,938,284	2,726,461

Contract owners’ equity at end of period	$3,599,212	5,490,552	3,590,847	4,925,674	6,718,020	9,027,758	2,123,629	2,938,284

CHANGE IN UNITS:
Beginning units	253,794	285,950	292,836	-	535,386	55,124	84,516	89,569
Units purchased	1,545	2,059	2,597	294,126	6,118	485,708	201	294
Units redeemed	(59,487)	(34,215)	(30,427)	(1,290)	(47,314)	(5,446)	(8,744)	(5,347)

Ending units	195,852	253,794	265,006	292,836	494,190	535,386	75,973	84,516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDC		GVIDM		HIBF		MCIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(35,794)	(35,809)	(207,393)	(223,614)	1,717	1,674	257	541
Realized gain (loss) on investments	(75,842)	4,900	(175,064)	827,491	(4,228)	(5)	(2,498)	3,308
Change in unrealized gain (loss) on investments	(553,480)	64,275	(8,092,571)	1,009,965	(2,766)	132	(142,451)	58,431
Reinvested capital gains	192,657	23,090	4,940,302	243,552	-	-	103,252	6,706

Net increase (decrease) in contract owners’ equity resulting from operations	(472,459)	56,456	(3,534,726)	1,857,394	(5,277)	1,801	(41,440)	68,986

Equity transactions:
Purchase payments received from contract owners (note 4)	30,227	7,157	218,085	341,159	-	-	50,149	149
Transfers between funds	(510,414)	59,823	(785,835)	(33,549)	-	-	(21,772)	46,644
Redemptions (notes 2, 3, and 4)	(306,711)	(85,232)	(1,670,581)	(3,114,085)	(3,462)	(3,478)	(11,864)	(11,661)
Adjustments to maintain reserves	(35)	(24)	46	29	(719)	(2)	(19,991)	(84)

Net equity transactions	(786,933)	(18,276)	(2,238,285)	(2,806,446)	(4,181)	(3,480)	(3,478)	35,048

Net change in contract owners’ equity	(1,259,392)	38,180	(5,773,011)	(949,052)	(9,458)	(1,679)	(44,918)	104,034
Contract owners’ equity at beginning of period	3,746,528	3,708,348	20,664,821	21,613,873	46,517	48,196	402,812	298,778

Contract owners’ equity at end of period	$2,487,136	3,746,528	14,891,810	20,664,821	37,059	46,517	357,894	402,812

CHANGE IN UNITS:
Beginning units	217,231	218,457	786,081	896,353	3,469	3,731	7,462	6,802
Units purchased	2,932	4,841	9,455	16,448	-	-	1,083	942
Units redeemed	(53,274)	(6,067)	(107,965)	(126,720)	(295)	(262)	(805)	(282)

Ending units	166,889	217,231	687,571	786,081	3,174	3,469	7,740	7,462

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF2		NVAMV2		NVAMVZ		NVCBD1
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(18,032)	186,530	(89)	(103)	(1,520)	(1,443)	105	92
Realized gain (loss) on investments	(154,605)	48,007	15,003	5,274	64,768	81,853	(1,494)	(4)
Change in unrealized gain (loss) on investments	(8,095,643)	(228,171)	(20,114)	22,372	(387,948)	463,790	(366)	(646)
Reinvested capital gains	4,955,328	44,774	4,229	-	270,362	-	10	317

Net increase (decrease) in contract owners’ equity resulting from operations	(3,312,952)	51,140	(971)	27,543	(54,338)	544,200	(1,745)	(241)

Equity transactions:
Purchase payments received from contract owners (note 4)	46,927	1,714	-	-	7,196	13,845	607	592
Transfers between funds	(540,269)	21,431,761	(41,857)	(40,078)	(26,282)	(41,485)	-	-
Redemptions (notes 2, 3, and 4)	(1,939,866)	(289,374)	(1,433)	(9,536)	(152,006)	(197,851)	(1,341)	(147)
Adjustments to maintain reserves	390	(172)	(428)	(24)	(5,035)	(77)	3	(8)

Net equity transactions	(2,432,818)	21,143,929	(43,718)	(49,638)	(176,127)	(225,568)	(731)	437

Net change in contract owners’ equity	(5,745,770)	21,195,069	(44,689)	(22,095)	(230,465)	318,632	(2,476)	196
Contract owners’ equity at beginning of period	23,487,435	2,292,366	74,970	97,065	2,087,648	1,769,016	11,223	11,027

Contract owners’ equity at end of period	$17,741,665	23,487,435	30,281	74,970	1,857,183	2,087,648	8,747	11,223

CHANGE IN UNITS:
Beginning units	470,054	57,280	1,802	3,107	131,829	148,364	766	736
Units purchased	1,666	420,788	-	-	3,327	4,864	47	40
Units redeemed	(56,572)	(8,014)	(1,050)	(1,305)	(14,583)	(21,399)	(105)	(10)

Ending units	415,148	470,054	752	1,802	120,573	131,829	708	766

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,753	3,922	(7,138)	(6,584)	(2,735)	(2,942)	(467)	(436)
Realized gain (loss) on investments	(71,860)	125	34,659	2,271	(1,806)	164	5,746	50
Change in unrealized gain (loss) on investments	(19,295)	(33,139)	(150,229)	93,170	(38,227)	11,605	(12,673)	7,558
Reinvested capital gains	509	16,014	26,658	-	5,450	695	789	-

Net increase (decrease) in contract owners’ equity resulting from operations	(85,893)	(13,078)	(96,050)	88,857	(37,318)	9,522	(6,605)	7,172

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(7,791)	3,116	-	-	76,534	16,403	-	-
Redemptions (notes 2, 3, and 4)	(26,159)	(15,583)	(627)	(2,969)	(106,936)	(40,766)	(601)	(4,610)
Adjustments to maintain reserves	(16)	(19)	(16,588)	(13)	(1,981)	(4)	(1,255)	14

Net equity transactions	(33,966)	(12,486)	(17,215)	(2,982)	(32,383)	(24,367)	(1,856)	(4,596)

Net change in contract owners’ equity	(119,859)	(25,564)	(113,265)	85,875	(69,701)	(14,845)	(8,461)	2,576
Contract owners’ equity at beginning of period	560,494	586,058	702,986	617,111	310,274	325,119	48,976	46,400

Contract owners’ equity at end of period	$440,635	560,494	589,721	702,986	240,573	310,274	40,515	48,976

CHANGE IN UNITS:
Beginning units	38,900	39,753	33,387	33,536	20,500	22,367	2,212	2,448
Units purchased	67	224	-	-	5,536	2,057	-	-
Units redeemed	(2,615)	(1,077)	(33)	(149)	(7,827)	(3,924)	(33)	(236)

Ending units	36,352	38,900	33,354	33,387	18,209	20,500	2,179	2,212

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,766)	(3,850)	(19,494)	(20,752)	(959)	(690)	(5,720)	(5,816)
Realized gain (loss) on investments	4,889	688	(19,768)	2,708	13,304	125	4,314	2,269
Change in unrealized gain (loss) on investments	(50,878)	26,801	(307,179)	260,346	(28,963)	14,907	(95,791)	63,306
Reinvested capital gains	7,866	82	45,226	-	517	-	17,809	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,889)	23,721	(301,215)	242,302	(16,101)	14,342	(79,388)	59,759

Equity transactions:
Purchase payments received from contract owners (note 4)	529	526	11,269	1,998	3,000	1,800	-	-
Transfers between funds	-	-	(409,618)	-	56,258	-	-	8,156
Redemptions (notes 2, 3, and 4)	(16,030)	(17,747)	(45,825)	(72,040)	-	-	(37,666)	(65,833)
Adjustments to maintain reserves	(4,544)	(5)	20	(5)	(2,632)	3	(9,742)	(4)

Net equity transactions	(20,045)	(17,226)	(444,154)	(70,047)	56,626	1,803	(47,408)	(57,681)

Net change in contract owners’ equity	(61,934)	6,495	(745,369)	172,255	40,525	16,145	(126,796)	2,078
Contract owners’ equity at beginning of period	322,349	315,854	2,190,651	2,018,396	91,281	75,136	622,103	620,025

Contract owners’ equity at end of period	$260,415	322,349	1,445,282	2,190,651	131,806	91,281	495,307	622,103

CHANGE IN UNITS:
Beginning units	18,984	20,021	110,264	113,982	3,891	3,811	33,333	36,498
Units purchased	33	30	1,374	105	2,800	81	-	480
Units redeemed	(1,149)	(1,067)	(25,588)	(3,823)	-	(1)	(2,254)	(3,645)

Ending units	17,868	18,984	86,050	110,264	6,691	3,891	31,079	33,333

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDBL2		NVDCA2		NVIE6		NVLCP2
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(6,837)	(6,910)	(124)	(332)	1,396	812	4,159	(2,926)
Realized gain (loss) on investments	(18,107)	21,791	(27)	3,893	4,404	2,539	(31,287)	976
Change in unrealized gain (loss) on investments	(202,169)	31,269	(5,447)	186	(20,674)	4,045	(28,794)	(18,550)
Reinvested capital gains	127,198	6,720	3,417	707	7,007	-	3,823	13,070

Net increase (decrease) in contract owners’ equity resulting from operations	(99,915)	52,870	(2,181)	4,454	(7,867)	7,396	(52,099)	(7,430)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	84,626	-	-	-	-	-	-
Transfers between funds	-	39,290	48	(31,040)	-	-	-	(2,377)
Redemptions (notes 2, 3, and 4)	(35,799)	(195,559)	(4,713)	(2,446)	(1,454)	(10,590)	(10,846)	(10,058)
Adjustments to maintain reserves	(13,911)	9	(349)	(2)	(1,915)	(13)	(780)	(17)

Net equity transactions	(49,710)	(71,634)	(5,014)	(33,488)	(3,369)	(10,603)	(11,626)	(12,452)

Net change in contract owners’ equity	(149,625)	(18,764)	(7,195)	(29,034)	(11,236)	(3,207)	(63,725)	(19,882)
Contract owners’ equity at beginning of period	732,721	751,485	16,152	45,186	64,242	67,449	363,718	383,600

Contract owners’ equity at end of period	$583,096	732,721	8,957	16,152	53,006	64,242	299,993	363,718

CHANGE IN UNITS:
Beginning units	32,873	36,046	571	1,741	4,989	5,864	23,156	23,937
Units purchased	-	5,719	2	4	-	-	-	339
Units redeemed	(1,783)	(8,892)	(187)	(1,174)	(133)	(875)	(775)	(1,120)

Ending units	31,090	32,873	386	571	4,856	4,989	22,381	23,156

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIG6		NVMIVX		NVMIVZ		NVMLG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(682)	(436)	624	582	7,232	6,062	1,176	(335)
Realized gain (loss) on investments	(38,072)	540	3,163	64	35,720	4,444	5,122	392
Change in unrealized gain (loss) on investments	3,261	(10,003)	(4,859)	1,590	(55,496)	15,717	(16,922)	5,138
Reinvested capital gains	2,513	1,450	-	-	-	-	6,860	6,374

Net increase (decrease) in contract owners’ equity resulting from operations	(32,980)	(8,449)	(1,072)	2,236	(12,544)	26,223	(3,764)	11,569

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,601	23,340	-	-
Transfers between funds	(5,123)	84,894	-	-	691	(19,611)	91,403	-
Redemptions (notes 2, 3, and 4)	(4,475)	(2,463)	-	-	(11,392)	(19,041)	(2,752)	(1,887)
Adjustments to maintain reserves	(6,256)	(11)	(732)	2	(7,404)	(40)	(1,039)	20

Net equity transactions	(15,854)	82,420	(732)	2	(14,504)	(15,352)	87,612	(1,867)

Net change in contract owners’ equity	(48,834)	73,971	(1,804)	2,238	(27,048)	10,871	83,848	9,702
Contract owners’ equity at beginning of period	103,581	29,610	26,148	23,910	297,639	286,768	40,558	30,856

Contract owners’ equity at end of period	$54,747	103,581	24,344	26,148	270,591	297,639	124,406	40,558

CHANGE IN UNITS:
Beginning units	5,083	1,455	2,034	2,034	23,006	24,099	937	988
Units purchased	1,094	3,744	-	-	369	1,847	2,509	-
Units redeemed	(1,783)	(116)	-	-	(849)	(2,940)	(71)	(51)

Ending units	4,394	5,083	2,034	2,034	22,526	23,006	3,375	937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG2		NVMMV2		NVNMO2		NVNSR1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,186)	(1,905)	693	(746)	(468)	(589)	(69)	(98)
Realized gain (loss) on investments	(49,544)	222	(6,519)	(1,865)	10,150	914	(533)	(15)
Change in unrealized gain (loss) on investments	(31,013)	(34,375)	(17,491)	49,861	(30,117)	15,970	(3,106)	1,490
Reinvested capital gains	34,616	25,816	17,883	-	7,974	1,621	789	1,502

Net increase (decrease) in contract owners’ equity resulting from operations	(47,127)	(10,242)	(5,434)	47,250	(12,461)	17,916	(2,919)	2,879

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	28,706	-	-	-	-	-
Transfers between funds	-	(6,710)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(2,620)	(3,223)	(42,093)	(6,423)	(3,505)	(3,082)	-	-
Adjustments to maintain reserves	(17,488)	20	(4,111)	(28)	(2,991)	(7)	(457)	(1)

Net equity transactions	(20,108)	(9,913)	(17,498)	(6,451)	(6,496)	(3,089)	(457)	(1)

Net change in contract owners’ equity	(67,235)	(20,155)	(22,932)	40,799	(18,957)	14,827	(3,376)	2,878
Contract owners’ equity at beginning of period	168,975	189,130	251,649	210,850	86,295	71,468	14,206	11,328

Contract owners’ equity at end of period	$101,740	168,975	228,717	251,649	67,338	86,295	10,830	14,206

CHANGE IN UNITS:
Beginning units	4,703	4,959	8,933	9,180	2,804	2,908	447	447
Units purchased	-	-	1,125	-	-	-	-	-
Units redeemed	(104)	(256)	(1,621)	(247)	(139)	(104)	-	-

Ending units	4,599	4,703	8,437	8,933	2,665	2,804	447	447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR2		NVOLG1		NVOLG2		NVRE2
	2022	2021	2022	2021	2022	2021	2022	2021

Investment activity*:
Net investment income (loss)	$(93)	(138)	(244,059)	(483,340)	(187,284)	(302,774)	2,323	(1,993)
Realized gain (loss) on investments	(632)	(4)	31,945	172,628	(189,354)	(19,124)	346,530	3,058
Change in unrealized gain (loss) on investments	(5,230)	2,365	(16,399,793)	12,952,479	(14,273,723)	10,985,961	(720,928)	433,059
Reinvested capital gains	1,271	2,419	3,069,539	913,328	2,713,575	781,365	81,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,684)	4,642	(13,542,368)	13,555,095	(11,936,786)	11,445,428	(290,681)	434,124

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	178,327	81,585	91,268	148,992	7,918	3,360
Transfers between funds	-	-	(241,829)	185,686	(1,143,074)	3,682,108	5,955	(2,355)
Redemptions (notes 2, 3, and 4)	-	-	(3,443,220)	(4,565,590)	(3,862,174)	(3,042,003)	(132,188)	(57,039)
Adjustments to maintain reserves	(736)	(1)	(3,515)	(3,866)	(4,748)	499	(103,037)	(74)

Net equity transactions	(736)	(1)	(3,510,237)	(4,302,185)	(4,918,728)	789,596	(221,352)	(56,108)

Net change in contract owners’ equity	(5,420)	4,641	(17,052,605)	9,252,910	(16,855,514)	12,235,024	(512,033)	378,016
Contract owners’ equity at beginning of period	22,849	18,208	59,421,911	50,169,001	53,484,393	41,249,369	1,368,433	990,417

Contract owners’ equity at end of period	$17,429	22,849	42,369,306	59,421,911	36,628,879	53,484,393	856,400	1,368,433

CHANGE IN UNITS:
Beginning units	717	717	988,039	1,072,347	883,322	875,237	55,058	57,693
Units purchased	-	-	5,529	19,945	2,938	81,821	955	368
Units redeemed	-	-	(76,414)	(104,253)	(100,132)	(73,736)	(7,306)	(3,003)

Ending units	717	717	917,154	988,039	786,128	883,322	48,707	55,058

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSTB2		NVTIV3		SAM		SCF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$359	(71)	65	40	24,525	(93,991)	(1,748)	(3,573)
Realized gain (loss) on investments	(1,710)	107	250	26	-	-	42,003	3,552
Change in unrealized gain (loss) on investments	(1,096)	(717)	(425)	175	-	-	(167,509)	84,691
Reinvested capital gains	-	-	-	-	189	-	71,762	3,665

Net increase (decrease) in contract owners’ equity resulting from operations	(2,447)	(681)	(110)	241	24,714	(93,991)	(55,492)	88,335

Equity transactions:
Purchase payments received from contract owners (note 4)	765	-	-	-	1,114,663	748,677	99	99
Transfers between funds	(31)	-	-	-	5,856,786	4,148,540	206	(2,478)
Redemptions (notes 2, 3, and 4)	(944)	(12,489)	(136)	(117)	(5,953,848)	(6,013,420)	(3,321)	(7,107)
Adjustments to maintain reserves	(39)	(6)	(78)	3	(130)	(11)	(18,636)	(51)

Net equity transactions	(249)	(12,495)	(214)	(114)	1,017,471	(1,116,214)	(21,652)	(9,537)

Net change in contract owners’ equity	(2,696)	(13,176)	(324)	127	1,042,185	(1,210,205)	(77,144)	78,798
Contract owners’ equity at beginning of period	37,739	50,915	2,683	2,556	8,503,815	9,714,020	380,871	302,073

Contract owners’ equity at end of period	$35,043	37,739	2,359	2,683	9,546,000	8,503,815	303,727	380,871

CHANGE IN UNITS:
Beginning units	3,450	4,549	144	150	860,488	971,451	6,637	6,821
Units purchased	76	-	-	-	732,228	612,223	7	2
Units redeemed	(92)	(1,099)	(8)	(6)	(629,035)	(723,186)	(65)	(186)

Ending units	3,434	3,450	136	144	963,681	860,488	6,579	6,637

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCF2		SCGF2		SCVF		SCVF2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,858)	(12,439)	(4,787)	(6,556)	(433)	(730)	(8,566)	(10,532)
Realized gain (loss) on investments	131,293	8,391	(60,386)	8,452	3,213	(5,508)	3,417	(49,629)
Change in unrealized gain (loss) on investments	(529,280)	264,406	(145,867)	(9,352)	(18,578)	24,984	(218,191)	289,538
Reinvested capital gains	234,685	12,656	73,898	56,256	8,931	-	127,401	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,160)	273,014	(137,142)	48,800	(6,867)	18,746	(95,939)	229,377

Equity transactions:
Purchase payments received from contract owners (note 4)	1,219	331	3,507	6,453	-	-	29,504	4,017
Transfers between funds	(31,725)	(308)	1,850	(2,293)	(356)	(13,509)	(1,897)	(38,136)
Redemptions (notes 2, 3, and 4)	(40,553)	(59,384)	(40,274)	(31,387)	(2,711)	(2,284)	(70,302)	(76,514)
Adjustments to maintain reserves	(55,837)	253	(45,596)	(29)	(2,222)	37	(30,723)	(6)

Net equity transactions	(126,896)	(59,108)	(80,513)	(27,256)	(5,289)	(15,756)	(73,418)	(110,639)

Net change in contract owners’ equity	(298,056)	213,906	(217,655)	21,544	(12,156)	2,990	(169,357)	118,738
Contract owners’ equity at beginning of period	1,171,129	957,223	583,634	562,090	66,517	63,527	909,540	790,802

Contract owners’ equity at end of period	$873,073	1,171,129	365,979	583,634	54,361	66,517	740,183	909,540

CHANGE IN UNITS:
Beginning units	21,247	22,444	14,964	15,674	1,554	1,941	24,651	27,842
Units purchased	105	906	457	535	-	-	1,259	437
Units redeemed	(1,574)	(2,103)	(1,754)	(1,245)	(80)	(387)	(2,539)	(3,628)

Ending units	19,778	21,247	13,667	14,964	1,474	1,554	23,371	24,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF2		AMSRS		PMVEBD		PMVFAD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(44)	(178)	(920)	(998)	112	53	140	1,620
Realized gain (loss) on investments	3,015	196	6,688	1,551	(181)	2	(257)	(42)
Change in unrealized gain (loss) on investments	(8,485)	4,308	(53,170)	27,556	(511)	(161)	(6,402)	(5,314)
Reinvested capital gains	3,070	1,455	13,564	3,296	-	-	-	58

Net increase (decrease) in contract owners’ equity resulting from operations	(2,444)	5,781	(33,838)	31,405	(580)	(106)	(6,519)	(3,678)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,590	59	-	15,000	-	-	-	-
Transfers between funds	-	-	-	-	(427)	3,418	-	-
Redemptions (notes 2, 3, and 4)	(1,851)	(1,715)	(12,938)	(1,684)	(125)	(136)	(436)	(37,504)
Adjustments to maintain reserves	(771)	(27)	25	(26)	(5)	9	-	(11)

Net equity transactions	(1,032)	(1,683)	(12,913)	13,290	(557)	3,291	(436)	(37,515)

Net change in contract owners’ equity	(3,476)	4,098	(46,751)	44,695	(1,137)	3,185	(6,955)	(41,193)
Contract owners’ equity at beginning of period	33,878	29,780	182,858	138,163	3,581	396	32,965	74,158

Contract owners’ equity at end of period	$30,402	33,878	136,107	182,858	2,444	3,581	26,010	32,965

CHANGE IN UNITS:
Beginning units	1,084	1,145	4,086	3,753	287	31	2,631	5,498
Units purchased	56	2	-	375	14	266	-	-
Units redeemed	(63)	(63)	(320)	(42)	(66)	(10)	(41)	(2,867)

Ending units	1,077	1,084	3,766	4,086	235	287	2,590	2,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLAD		PVEIB		PVGOB		PVTIGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,892	(4,106)	328	25	(3,720)	(5,111)	161	5
Realized gain (loss) on investments	(1,661)	(375)	7,429	2,852	14,539	45,499	1,732	1,825
Change in unrealized gain (loss) on investments	(52,379)	(9,606)	(22,787)	16,282	(210,683)	2,691	(12,355)	(285)
Reinvested capital gains	-	-	8,181	3,915	59,743	41,776	3,721	1,488

Net increase (decrease) in contract owners’ equity resulting from operations	(50,148)	(14,087)	(6,849)	23,074	(140,121)	84,855	(6,741)	3,033

Equity transactions:
Purchase payments received from contract owners (note 4)	300	300	1,531	15	3,256	960	-	-
Transfers between funds	3,082	81,585	-	(9,101)	5,488	(4,984)	-	(2,247)
Redemptions (notes 2, 3, and 4)	(17,644)	(21,506)	(22,015)	(4,299)	(94,187)	(87,009)	(4,293)	(2,062)
Adjustments to maintain reserves	(36)	(19)	924	9	(877)	(74)	266	(19)

Net equity transactions	(14,298)	60,360	(19,560)	(13,376)	(86,320)	(91,107)	(4,027)	(4,328)

Net change in contract owners’ equity	(64,446)	46,273	(26,409)	9,698	(226,441)	(6,252)	(10,768)	(1,295)
Contract owners’ equity at beginning of period	742,423	696,150	101,625	91,927	470,050	476,302	40,405	41,700

Contract owners’ equity at end of period	$677,977	742,423	75,216	101,625	243,609	470,050	29,637	40,405

CHANGE IN UNITS:
Beginning units	62,097	57,105	5,883	6,692	15,414	18,950	1,885	2,087
Units purchased	291	6,967	92	364	984	300	-	-
Units redeemed	(1,545)	(1,975)	(1,418)	(1,173)	(4,758)	(3,836)	(242)	(202)

Ending units	60,843	62,097	4,557	5,883	11,640	15,414	1,643	1,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVTSCB		VWHA		VWHAS
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(134)	(74)	44	(29)	1,199	(1,918)
Realized gain (loss) on investments	2,107	(4,474)	(9)	(30)	2,565	753
Change in unrealized gain (loss) on investments	(6,692)	12,735	395	965	13,206	38,073
Reinvested capital gains	2,143	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,576)	8,187	430	906	16,970	36,908

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	480	480
Transfers between funds	(322)	(2,456)	-	-	299	-
Redemptions (notes 2, 3, and 4)	(349)	(21,391)	(196)	(170)	(584)	(449)
Adjustments to maintain reserves	243	(21)	3	-	-	(6)

Net equity transactions	(428)	(23,868)	(193)	(170)	195	25

Net change in contract owners’ equity	(3,004)	(15,681)	237	736	17,165	36,933
Contract owners’ equity at beginning of period	17,332	33,013	5,828	5,092	249,403	212,470

Contract owners’ equity at end of period	$14,328	17,332	6,065	5,828	266,568	249,403

CHANGE IN UNITS:
Beginning units	427	1,132	683	703	30,539	30,536
Units purchased	-	-	-	-	431	61
Units redeemed	(18)	(705)	(21)	(20)	(446)	(58)

Ending units	409	427	662	683	30,524	30,539

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

*	At December 31, 2022, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	11/12/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AVIE2	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares	Invesco - Invesco V.I. International Growth Fund: Series II Shares	5/1/2022
NVMIG6	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	7/18/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022
VWHAS	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	VanEck VIP Trust - Global Resources Fund: Class S	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $663,895 and $631,405, respectively, and total transfers from the Separate Account to the fixed account were $3,752,828 and $2,540,554, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$264,905	$139,532
ALVIVB	18,608	25,206
ALVPGB	194,235	34,501
ALVSVB	310,711	336,503
WFVSCG	8,407	2,436
MLVGA3	21,955	96,076
DSIF	62,759	33,958
DSRG	8,129	2,633
DVMCSS	30,090	3,609
DVSCS	33,518	10,776
ETVFR	73,627	55,396
FHIBS	77,581	304,268
FQB	86,149	82,012
FQBS	50,572	132,959
FVK2	6,253	1,355
FVU2S	88,104	88,077
FAM2	521,477	508,596
FAMG2	360,835	424,419
FAMGP	907,631	908,836
FAMGS	459,485	439,351
FAMP	1,428,564	1,353,944
FAMS	744,524	769,624

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FB2	1,408,939	1,397,563
FBP	12,522,892	12,374,878
FBS	2,280,174	2,207,118
FDCA2	1,423,599	1,420,179
FDCAS	437,013	382,126
FEI2	8,199,840	8,664,278
FEIP	7,818,870	7,968,506
FEIS	6,884,996	7,270,521
FG2	9,398,966	9,951,487
FGI2	3,580,499	3,837,362
FGIP	53	297
FGIS	2,910	49,229
FGP	14,242,042	14,079,034
FGS	12,276,049	11,663,225
FHI2	1,534,232	1,623,631
FHIP	4,318,074	4,432,440
FHIS	2,023,661	2,119,512
FIGBP	6,015,058	6,509,216
FIP	697,291	2,205,367
FMC2	652	1,342
FMCP	334,058	276,019
FMMP	6,237,051	6,260,788
FO2	1,846,374	1,907,722
FOP	4,804,284	4,991,753
FOS	1,541,025	1,584,332
FV2	394,618	434,232
FVS	248,247	321,400
FVSS	153,964	152,252
FVSS2	1,161,208	1,179,030
FTVFA2	407,262	394,578
TIF	52,169	60,209
ACC2	2,805,897	3,239,379
ACEG2	4,774	4,832
AVCE2	362,855	350,022
AVGI	135,318	94,768
AVIE2	61,332	62,199
AVMCCI	154,680	136,712
OVAG	4,554	318
OVAG2	37,068	7,207
OVGS	26,563	30,772
OVGSS	365,532	576,299
OVSB	83,035	82,515
OVSBS	1,702,598	1,925,022
OVSC	564,400	486,269
OVSCS	314,511	320,872
WRASP	20,305	8,309
M2IGSS	1,482,920	1,388,025
MMCGSC	1,826,274	1,903,352
MNDSC	1,333,755	1,166,950
MVFSC	2,298,037	2,406,385
MVIVSC	736,945	856,601
MSVF2	41,937	38,007
GBF	325,387	568,079
GEM2	640,499	708,824
GVAAA2	189,400	574,842
GVABD2	419,360	451,834
GVAGG2	1,299,671	1,450,721
GVAGI2	838,631	951,700
GVAGR2	696,168	547,656
GVDMA	4,129,272	589,441

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

GVDMC	746,512	1,183,025
GVEX1	2,560,233	461,684
GVEX2	4,994,840	760,446
GVIDA	658,069	282,546
GVIDC	207,700	837,820
GVIDM	5,084,580	2,589,847
HIBF	43,752	46,211
MCIF	541,633	441,639
MCIF2	5,148,250	2,643,891
NVAMV2	34,490	74,081
NVAMVZ	319,951	226,338
NVCBD1	10,973	11,603
NVCBD2	493,996	522,713
NVCCA2	636,869	634,556
NVCCN2	335,333	365,004
NVCMA2	43,131	44,677
NVCMC2	295,310	311,252
NVCMD2	59,416	477,806
NVCRA2	139,278	83,086
NVCRB2	552,762	588,106
NVDBL2	741,810	671,166
NVDCA2	14,119	15,850
NVIE6	62,703	57,666
NVLCP2	330,681	334,331
NVMIG6	74,165	88,183
NVMIVX	24,174	24,237
NVMIVZ	271,200	278,497
NVMLG2	136,211	40,543
NVMMG2	134,135	120,796
NVMMV2	260,442	259,395
NVNMO2	79,062	78,062
NVNSR1	12,164	11,907
NVNSR2	19,574	19,139
NVOLG1	3,622,076	4,306,922
NVOLG2	2,999,006	5,391,930
NVRE2	1,190,552	1,328,226
NVSTB2	37,498	37,398
NVTIV3	2,411	2,562
SAM	3,551,787	2,509,541
SCF	382,516	334,212
SCF2	1,168,212	1,068,328
SCGF2	482,087	493,461
SCVF	67,306	64,091
SCVF2	925,708	880,361
TRF2	34,178	32,198
AMSRS	14,203	14,510
PMVEBD	280	720
PMVFAD	446	743
PMVLAD	14,026	24,393
PVEIB	108,693	119,731
PVGOB	426,656	456,973
PVTIGB	38,441	38,615
PVTSCB	18,510	16,966
VWHA	102	248
VWHAS	8,233	6,845

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2022	0.95%	to	1.60%	40,853	$36.04	to	$31.41	$1,417,165	1.12%	-5.33%	to	-5.95%
2021	0.95%	to	1.60%	44,313	38.06	to	33.40	1,626,921	0.62%	26.62%	to	25.79%
2020	0.95%	to	1.65%	52,616	30.06	to	26.29	1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
2018	0.95%	to	1.85%	63,789	24.19	to	20.74	1,494,042	0.74%	-6.74%	to	-7.60%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.95%	to	1.80%	9,537	17.98	to	15.02	162,527	4.00%	-14.61%	to	-15.34%
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
2018	0.95%	to	1.80%	13,071	16.38	to	14.16	204,176	1.01%	-23.71%	to	-24.37%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2022	0.95%	to	1.60%	28,528	43.07	to	37.54	1,165,206	0.00%	-29.36%	to	-29.83%
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
2018	0.95%	to	2.00%	47,218	26.86	to	22.44	1,188,099	0.00%	1.35%	to	0.26%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2022	0.95%	to	1.85%	39,773	46.48	to	38.41	1,764,176	0.81%	-16.62%	to	-17.37%
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
2018	0.95%	to	1.80%	65,201	34.23	to	29.60	2,155,169	0.22%	-16.10%	to	-16.83%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.95%	to	1.20%	1,062	41.34	to	39.93	43,719	0.00%	-35.04%	to	-35.21%
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
2018	0.95%	to	1.60%	3,953	30.89	to	28.98	120,054	0.00%	0.34%	to	-0.32%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.95%	to	1.55%	67,175	19.88	to	18.29	1,297,822	0.00%	-16.87%	to	-17.37%
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
2018	0.95%	to	1.55%	81,650	16.27	to	15.34	1,303,613	0.84%	-8.46%	to	-9.02%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.95%	to	1.50%	13,103	43.34	to	38.65	552,506	1.34%	-19.09%	to	-19.54%
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
2018	0.95%	to	1.50%	15,947	27.73	to	25.29	432,005	1.64%	-5.55%	to	-6.07%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%
2018	0.95%	to	1.60%	57,318	30.12	to	27.17	1,672,646	1.38%	-5.76%	to	-6.39%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	1.10%			2,781	34.75			96,640	0.52%	-23.72%
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
2018	1.10%			2,812	22.23			62,538	1.95%	-5.46%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2022	0.95%	to	1.35%	6,663	15.33	to	14.80	101,608	0.44%	-15.10%	to	-15.44%
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
2018	0.95%	to	1.15%	6,042	11.44	to	11.34	68,911	0.34%	-16.49%	to	-16.66%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.95%	to	1.35%	4,769	46.41	to	42.70	214,830	0.91%	-17.44%	to	-17.77%
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
2018	0.95%	to	1.35%	5,706	33.92	to	31.72	189,031	0.79%	-9.84%	to	-10.21%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.95%	to	1.15%	4,603	11.30	to	11.10	51,874	4.74%	-3.66%	to	-3.85%
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
2018	0.95%	to	1.30%	3,000	10.66	to	10.49	31,907	3.98%	-1.04%	to	-1.39%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2022	0.95%	to	1.85%	38,575	27.64	to	22.85	1,021,514	5.91%	-12.76%	to	-13.55%
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
2018	0.95%	to	1.80%	69,383	25.93	to	22.42	1,738,349	7.88%	-4.35%	to	-5.18%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.95%	to	1.55%	34,345	17.08	to	15.07	568,740	2.66%	-10.14%	to	-10.68%
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
2018	0.95%	to	1.55%	51,627	16.76	to	15.16	844,472	3.57%	-1.54%	to	-2.14%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2022	0.95%	to	1.85%	56,181	16.42	to	13.60	889,241	2.35%	-10.31%	to	-11.13%
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
2018	0.95%	to	1.85%	83,224	16.27	to	13.97	1,313,934	2.95%	-1.73%	to	-2.63%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2022	0.95%	to	1.20%	1,647	28.75	to	27.83	46,436	0.00%	-30.75%	to	-30.93%
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
2018	0.95%	to	1.20%	1,748	24.18	to	23.65	41,755	0.00%	2.85%	to	2.59%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2022	0.95%	to	1.40%	26,517	10.72	to	10.51	282,984	0.00%	-14.81%	to	-15.20%
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
2018	0.95%	to	1.60%	44,308	9.07	to	9.04	401,515	0.00%	-9.34%	to	-9.56%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2022	0.95%	to	1.45%	22,968	20.37	to	18.16	463,109	1.94%	-15.96%	to	-16.38%
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%
2018	0.95%	to	1.45%	35,276	16.82	to	15.31	588,494	1.44%	-6.52%	to	-6.99%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2022	0.95%	to	1.60%	15,578	19.23	to	16.56	296,315	1.61%	-17.83%	to	-18.37%
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
2018	0.95%	to	1.60%	25,825	14.78	to	13.07	378,708	1.18%	-8.76%	to	-9.36%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2022	1.30%	to	1.50%	25,078	29.55	to	24.06	723,011	1.76%	-17.96%	to	-18.12%
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
2018	1.30%	to	1.50%	39,786	22.82	to	18.73	889,858	1.40%	-8.86%	to	-9.04%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2022	0.95%	to	1.40%	15,488	25.52	to	19.35	378,591	1.73%	-17.74%	to	-18.11%
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
2018	0.95%	to	1.40%	24,888	19.51	to	15.06	472,372	1.32%	-8.64%	to	-9.05%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2022	1.30%	to	1.45%	41,957	28.98	to	24.43	1,179,501	2.08%	-16.04%	to	-16.17%
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
2018	1.30%	to	1.45%	64,901	24.05	to	20.39	1,524,168	1.52%	-6.59%	to	-6.73%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2022	0.95%	to	1.05%	22,358	25.75	to	25.11	572,682	1.88%	-15.84%	to	-15.92%
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
2018	0.95%	to	1.05%	49,824	21.15	to	20.71	1,044,742	1.54%	-6.34%	to	-6.44%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.95%	to	1.60%	38,403	29.78	to	25.66	1,104,408	1.06%	-18.96%	to	-19.49%
2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
2018	0.95%	to	1.60%	52,456	21.15	to	18.70	1,077,103	1.27%	-5.35%	to	-5.98%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2022	1.30%	to	1.50%	201,592	50.52	to	33.51	9,742,610	1.27%	-19.01%	to	-19.17%
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
2018	1.30%	to	1.50%	284,758	36.00	to	24.07	9,893,328	1.43%	-5.47%	to	-5.67%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2022	0.95%	to	1.10%	53,150	35.53	to	28.59	1,875,108	1.19%	-18.80%	to	-18.92%
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
2018	0.95%	to	1.10%	69,964	25.07	to	20.29	1,743,542	1.36%	-5.18%	to	-5.33%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2022	0.95%	to	1.60%	36,593	30.53	to	26.37	1,079,476	0.10%	-21.80%	to	-22.31%
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
2018	0.95%	to	2.00%	65,059	18.68	to	15.38	1,168,248	0.33%	-6.07%	to	-7.08%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2022	0.95%	to	1.00%	11,033	31.59	to	31.24	348,383	0.23%	-21.69%	to	-21.73%
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%
2018	0.95%	to	1.20%	10,588	19.23	to	18.36	203,166	0.43%	-5.88%	to	-6.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	0.95%	to	1.85%	219,783	33.21	to	27.00	7,011,769	1.65%	-6.14%	to	-6.99%
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
2018	0.95%	to	1.85%	336,322	21.60	to	18.21	7,027,552	2.00%	-9.41%	to	-10.24%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	1.30%	to	1.50%	150,016	45.30	to	36.30	6,599,523	1.86%	-6.19%	to	-6.38%
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
2018	1.30%	to	1.50%	234,998	29.57	to	23.89	6,763,254	2.18%	-9.49%	to	-9.68%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.95%	to	1.50%	154,728	38.35	to	27.78	5,639,024	1.71%	-5.99%	to	-6.51%
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
2018	0.95%	to	1.50%	245,942	24.79	to	18.36	5,804,909	2.07%	-9.28%	to	-9.78%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.95%	to	1.85%	241,351	28.38	to	23.08	6,651,539	0.37%	-25.36%	to	-26.04%
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
2018	0.95%	to	1.85%	396,350	16.55	to	13.96	6,399,676	0.04%	-1.38%	to	-2.28%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.95%	to	1.60%	100,263	31.47	to	27.11	3,051,811	1.40%	-6.07%	to	-6.69%
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
2018	0.95%	to	1.60%	157,055	19.67	to	17.39	3,010,215	0.20%	-10.06%	to	-10.65%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
2018	1.30%	to	1.50%	125,623	31.86	to	25.69	3,888,663	0.36%	-10.17%	to	-10.35%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
2018	0.95%	to	1.25%	162,030	26.27	to	18.62	4,210,119	0.25%	-9.94%	to	-10.22%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2022	1.30%	to	1.50%	178,119	62.43	to	51.19	10,743,235	0.61%	-25.44%	to	-25.59%
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
2018	1.30%	to	1.50%	242,955	36.57	to	30.23	8,614,533	0.24%	-1.47%	to	-1.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.95%	to	1.50%	178,954	55.01	to	33.10	9,714,606	0.51%	-25.24%	to	-25.65%
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
2018	0.95%	to	1.50%	254,601	31.89	to	19.62	8,006,621	0.15%	-1.23%	to	-1.78%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2022	0.95%	to	1.85%	75,823	18.06	to	14.68	1,313,644	4.95%	-12.51%	to	-13.31%
2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%
2018	0.95%	to	1.85%	107,633	17.33	to	14.61	1,803,548	5.24%	-4.55%	to	-5.42%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2022	1.30%	to	1.50%	189,618	20.10	to	16.29	3,691,836	5.04%	-12.52%	to	-12.70%
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
2018	1.30%	to	1.50%	258,160	19.35	to	15.81	4,854,611	5.40%	-4.55%	to	-4.74%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2022	0.95%	to	1.50%	98,662	17.56	to	15.16	1,711,232	4.84%	-12.40%	to	-12.88%
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
2018	0.95%	to	1.50%	134,299	16.73	to	14.77	2,222,500	5.38%	-4.52%	to	-5.05%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2022	0.95%	to	1.55%	229,478	21.88	to	17.76	4,909,873	2.15%	-13.79%	to	-14.31%
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
2018	0.95%	to	1.55%	338,882	21.90	to	18.22	7,306,160	2.44%	-1.48%	to	-2.08%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2022	0.95%	to	1.55%	471,124	46.20	to	29.80	22,519,648	1.44%	-18.99%	to	-19.48%
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
2018	0.95%	to	1.70%	650,919	29.39	to	18.85	20,038,250	1.83%	-5.40%	to	-6.12%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
2018	0.95%	to	1.80%	260,035	38.91	to	33.13	9,872,938	0.40%	-15.59%	to	-16.32%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2022	1.30%			19,785	97.66			1,932,226	0.50%	-15.85%
2021	1.30%			20,262	116.06			2,351,419	0.58%	23.97%
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
2018	1.30%			28,142	65.86			1,853,632	0.63%	-15.66%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
2018	0.95%	to	1.45%	78,453	69.28	to	57.88	5,382,046	0.55%	-15.46%	to	-15.88%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2022	0.95%	to	1.50%	408,246	12.66	to	11.13	4,927,686	1.43%	0.49%	to	-0.07%
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
2018	0.95%	to	1.50%	329,911	12.66	to	11.38	4,042,255	1.67%	0.67%	to	0.11%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2022	0.95%	to	1.75%	102,210	15.35	to	12.77	1,534,461	0.81%	-25.40%	to	-26.00%
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
2018	0.95%	to	1.85%	149,856	12.06	to	10.17	1,766,634	1.26%	-15.87%	to	-16.64%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2022	1.30%	to	1.50%	165,757	25.79	to	20.94	4,160,836	1.05%	-25.47%	to	-25.62%
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
2018	1.30%	to	1.50%	256,238	20.36	to	16.66	5,097,130	1.47%	-15.92%	to	-16.09%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.95%	to	1.45%	61,532	22.52	to	17.55	1,337,366	0.96%	-25.30%	to	-25.68%
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%
2018	0.95%	to	1.45%	79,146	17.59	to	13.99	1,350,864	1.43%	-15.70%	to	-16.13%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2022	0.95%	to	1.75%	9,091	34.63	to	29.07	300,234	1.05%	-5.20%	to	-5.96%
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
2018	0.95%	to	1.75%	15,277	20.72	to	17.97	306,634	0.90%	-14.90%	to	-15.60%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2022	0.95%	to	1.05%	4,574	35.78	to	35.00	163,339	0.90%	-5.08%	to	-5.18%
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
2018	0.95%	to	1.05%	7,580	21.29	to	20.91	160,732	0.78%	-14.79%	to	-14.88%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.95%	to	1.10%	3,230	43.77	to	42.43	140,197	1.03%	-8.07%	to	-8.21%
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
2018	0.95%	to	1.10%	3,553	25.27	to	24.64	89,151	0.87%	-18.12%	to	-18.25%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.95%	to	1.85%	23,921	40.15	to	33.24	925,083	0.83%	-8.23%	to	-9.06%
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
2018	0.95%	to	1.85%	38,703	23.31	to	20.02	874,809	0.70%	-18.29%	to	-19.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.95%	to	1.55%	22,342	16.21	to	14.83	349,212	1.66%	-16.80%	to	-17.30%
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
2018	0.95%	to	1.55%	32,984	13.40	to	12.56	431,451	3.18%	-10.51%	to	-11.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
2018	0.95%	to	1.35%	28,650	28.76	to	26.89	805,720	1.41%	-5.75%	to	-6.13%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2022	0.95%	to	1.35%	2,941	17.71	to	16.29	50,445	3.25%	-8.26%	to	-8.63%
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
2018	0.95%	to	1.35%	4,830	17.01	to	15.91	80,084	2.88%	-16.08%	to	-16.42%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2022	0.95%	to	1.85%	63,766	37.21	to	30.75	2,279,379	1.29%	-0.11%	to	-1.02%
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
2018	0.95%	to	1.75%	122,049	23.31	to	20.33	2,758,073	1.38%	-13.20%	to	-13.91%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
2018	0.95%	to	1.85%	71,377	22.18	to	19.01	1,538,165	0.00%	-4.81%	to	-5.68%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2022	0.95%	to	1.80%	11,623	23.95	to	20.74	264,448	0.61%	-21.50%	to	-22.18%
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
2018	0.95%	to	1.80%	25,825	16.87	to	15.12	420,964	0.00%	-10.47%	to	-11.25%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	0.95%	to	1.35%	4,330	24.96	to	23.33	106,098	1.00%	-21.30%	to	-21.62%
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%
2018	0.95%	to	1.35%	2,137	17.40	to	16.53	36,298	0.88%	-10.26%	to	-10.63%
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2022	0.95%	to	1.75%	1,807	28.09	to	23.72	48,503	1.38%	-19.28%	to	-19.93%
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
2018	0.95%	to	1.80%	3,335	23.25	to	20.10	74,810	1.60%	-16.02%	to	-16.74%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2022	1.10%	to	1.35%	3,774	31.16	to	29.58	116,736	0.35%	-15.20%	to	-15.42%
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
2018	1.10%	to	1.35%	4,411	22.52	to	21.59	98,787	0.52%	-12.33%	to	-12.55%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	1.10%			1,261	11.83			14,921	0.00%	-31.74%
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2022	0.95%	to	1.40%	7,587	11.80	to	11.65	89,170	0.00%	-31.78%	to	-32.09%
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
2018	0.95%	to	2.00%	156,454	23.12	to	19.31	3,493,815	0.90%	-8.98%	to	-9.95%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.95%	to	1.35%	3,715	36.65	to	33.72	132,407	0.00%	-32.41%	to	-32.69%
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
2018	0.95%	to	1.35%	5,631	28.73	to	26.86	158,081	0.92%	-14.01%	to	-14.36%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.95%	to	1.85%	50,961	34.85	to	28.81	1,714,047	0.00%	-32.58%	to	-33.20%
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
2018	0.95%	to	1.95%	105,223	27.59	to	23.25	2,817,400	0.77%	-14.22%	to	-15.09%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
2018	0.95%	to	1.10%	5,177	8.89	to	8.83	45,863	0.78%	-20.32%	to	-20.44%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.95%	to	1.35%	7,950	9.83	to	9.44	77,087	0.00%	-12.30%	to	-12.65%
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
2018	0.95%	to	1.35%	12,216	10.43	to	10.17	126,571	4.96%	-5.31%	to	-5.70%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2022	0.95%	to	1.85%	86,280	18.28	to	15.11	1,524,621	0.00%	-12.55%	to	-13.34%
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
2018	0.95%	to	1.80%	130,558	19.58	to	16.93	2,483,738	4.59%	-5.45%	to	-6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.95%	to	1.20%	8,368	50.74	to	48.17	412,242	0.53%	-16.63%	to	-16.84%
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%
2018	0.95%	to	1.20%	9,469	33.69	to	32.31	311,498	0.30%	-11.18%	to	-11.41%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2022	0.95%	to	1.40%	9,256	27.83	to	25.80	249,822	0.26%	-16.84%	to	-17.22%
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
2018	0.95%	to	2.00%	17,947	18.67	to	16.31	321,475	0.06%	-11.39%	to	-12.34%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.95%	to	1.55%	10,433	19.51	to	17.96	201,080	1.57%	-15.55%	to	-16.06%
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
2018	0.95%	to	1.60%	16,307	15.52	to	14.57	250,487	1.43%	-6.34%	to	-6.96%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
2018	0.95%	to	1.30%	9,250	9.17	to	9.02	84,285	2.01%	-19.33%	to	-19.62%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2022	0.95%	to	1.75%	54,198	21.51	to	20.19	1,145,810	0.00%	-20.21%	to	-20.85%
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
2018	0.95%	to	1.75%	79,898	12.94	to	12.55	1,026,362	0.33%	-0.38%	to	-1.19%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2022	0.95%	to	1.85%	48,006	29.03	to	23.99	1,332,054	0.00%	-29.47%	to	-30.11%
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
2018	0.95%	to	1.95%	68,199	19.76	to	16.65	1,295,056	0.00%	-0.01%	to	-1.03%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.95%	to	1.65%	22,554	37.63	to	32.45	821,009	0.00%	-30.66%	to	-31.15%
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
2018	0.95%	to	1.65%	38,204	26.73	to	23.71	990,805	0.00%	-2.66%	to	-3.35%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.95%	to	1.85%	46,069	41.20	to	34.05	1,834,098	1.25%	-7.03%	to	-7.88%
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
2018	0.95%	to	2.00%	68,873	27.26	to	22.77	1,798,363	1.25%	-11.21%	to	-12.16%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.95%	to	1.45%	19,188	22.67	to	21.27	430,264	0.52%	-24.48%	to	-24.86%
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
2018	0.95%	to	1.40%	37,254	18.55	to	17.83	683,828	0.90%	-10.59%	to	-11.00%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2022	0.95%	to	1.75%	22,161	14.31	to	12.20	313,753	3.05%	-15.39%	to	-16.08%
2021	0.95%	to	1.75%	23,043	16.92	to	14.54	383,272	2.61%	-1.48%	to	-2.28%
2020	0.95%	to	1.75%	24,001	17.17	to	14.88	405,541	2.51%	6.53%	to	5.67%
2019	0.95%	to	1.75%	23,228	16.12	to	14.08	368,532	3.58%	9.56%	to	8.68%
2018	0.95%	to	1.75%	19,139	14.71	to	12.96	277,321	2.59%	-1.86%	to	-2.65%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.95%	to	1.85%	203,093	13.79	to	11.40	2,723,988	1.92%	-13.38%	to	-14.17%
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
2018	0.95%	to	1.85%	263,230	14.84	to	12.72	3,811,983	2.13%	-1.00%	to	-1.91%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.95%	to	1.85%	24,531	23.82	to	19.69	571,631	0.66%	-25.63%	to	-26.30%
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%
2018	0.95%	to	1.75%	40,568	25.71	to	22.42	1,014,582	0.42%	-18.44%	to	-19.10%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.95%	to	1.55%	150,543	22.74	to	20.55	3,371,370	0.00%	-14.56%	to	-15.08%
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
2018	0.95%	to	1.40%	169,952	17.65	to	16.66	2,952,561	1.19%	-5.89%	to	-6.32%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.95%	to	1.80%	30,730	12.13	to	10.50	355,476	0.00%	-13.63%	to	-14.37%
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
2018	0.95%	to	1.80%	34,215	12.23	to	10.96	404,764	2.31%	-2.02%	to	-2.86%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.95%	to	1.80%	38,864	28.60	to	24.77	1,091,445	0.00%	-25.77%	to	-26.40%
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
2018	0.95%	to	1.80%	64,800	19.52	to	17.50	1,244,168	0.21%	-10.29%	to	-11.06%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.95%	to	1.40%	21,463	25.12	to	23.39	530,362	0.00%	-17.61%	to	-17.98%
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
2018	0.95%	to	1.40%	40,920	17.86	to	16.93	720,858	0.97%	-3.12%	to	-3.56%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.95%	to	1.85%	117,930	35.00	to	30.06	4,032,177	0.00%	-30.88%	to	-31.51%
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
2018	0.95%	to	1.80%	102,775	21.72	to	19.47	2,201,752	0.29%	-1.61%	to	-2.45%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.95%	to	1.85%	450,289	26.83	to	22.17	11,523,363	0.00%	-19.06%	to	-19.79%
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
2018	0.95%	to	1.95%	585,769	21.93	to	18.48	12,335,377	1.60%	-8.61%	to	-9.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.95%	to	1.75%	195,852	19.47	to	16.44	3,599,212	0.00%	-15.20%	to	-15.89%
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
2018	0.95%	to	1.85%	367,493	17.98	to	15.41	6,297,674	1.92%	-4.65%	to	-5.52%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	1.30%	to	1.40%	265,006	13.58	to	13.54	3,590,847	1.18%	-19.38%	to	-19.46%
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2022	0.95%	to	1.60%	494,190	13.62	to	13.38	6,718,020	0.99%	-19.34%	to	-19.86%
2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.95%	to	1.80%	75,973	28.96	to	24.19	2,123,629	0.00%	-19.66%	to	-20.35%
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%
2018	0.95%	to	1.80%	105,736	23.00	to	19.89	2,353,667	1.34%	-9.73%	to	-10.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.95%	to	1.80%	166,889	15.72	to	13.13	2,487,136	0.00%	-13.03%	to	-13.77%
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
2018	0.95%	to	1.80%	259,221	15.49	to	13.39	3,845,916	1.90%	-2.74%	to	-3.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.95%	to	1.85%	687,571	22.97	to	18.98	14,891,810	0.00%	-17.34%	to	-18.09%
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
2018	0.95%	to	1.95%	1,195,423	19.95	to	16.81	22,738,121	1.80%	-6.58%	to	-7.53%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	1.10%	to	1.20%	3,174	11.68	to	11.58	37,059	5.50%	-12.90%	to	-12.99%
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
2018	0.95%	to	1.20%	8,102	10.94	to	10.81	88,155	5.85%	-3.93%	to	-4.17%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.95%	to	1.50%	7,740	47.66	to	42.51	357,894	1.16%	-14.22%	to	-14.69%
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
2018	0.95%	to	1.50%	10,984	32.38	to	29.52	347,450	1.27%	-12.23%	to	-12.72%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2022	0.95%	to	1.85%	415,148	43.60	to	36.10	17,741,665	0.95%	-14.37%	to	-15.15%
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
2018	0.95%	to	2.00%	81,656	29.86	to	25.00	2,362,470	1.08%	-12.41%	to	-13.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2022	1.00%	to	1.20%	752	40.66	to	39.55	30,281	0.80%	-2.28%	to	-2.48%
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
2018	0.95%	to	1.20%	4,662	24.98	to	24.37	115,756	1.25%	-10.34%	to	-10.56%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2022	0.95%	to	1.80%	120,573	15.37	to	15.07	1,844,663	1.08%	-2.24%	to	-3.08%
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	1.10%	to	1.20%	708	12.47	to	12.29	8,747	2.29%	-15.63%	to	-15.71%
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
2018	1.10%	to	1.20%	658	13.25	to	13.10	8,661	3.29%	-1.52%	to	-1.62%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2022	0.95%	to	1.30%	36,352	12.28	to	11.66	440,635	2.04%	-15.79%	to	-16.09%
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
2018	0.95%	to	1.60%	30,645	13.09	to	12.20	397,865	3.15%	-1.64%	to	-2.29%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2022	0.95%	to	1.15%	33,354	18.21	to	17.68	589,721	0.00%	-15.86%	to	-16.03%
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%
2018	0.95%	to	1.65%	34,648	14.36	to	13.31	486,065	1.90%	-9.04%	to	-9.68%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2022	0.95%	to	1.35%	18,209	13.34	to	12.57	240,573	0.00%	-12.90%	to	-13.25%
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
2018	1.00%	to	1.50%	17,524	12.62	to	11.95	218,617	1.96%	-3.58%	to	-4.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2022	0.95%	to	1.10%	2,179	19.00	to	18.58	40,515	0.00%	-15.93%	to	-16.06%
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
2018	0.95%	to	1.10%	9,944	14.35	to	14.12	141,646	1.80%	-10.37%	to	-10.50%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2022	0.95%	to	1.60%	17,868	15.39	to	13.97	260,415	0.00%	-13.90%	to	-14.46%
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
2018	0.95%	to	1.60%	20,747	13.53	to	12.61	268,909	1.93%	-5.67%	to	-6.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2022	0.95%	to	1.30%	86,050	17.34	to	16.46	1,445,282	0.00%	-14.94%	to	-15.24%
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
2018	0.95%	to	1.30%	129,286	14.13	to	13.61	1,792,367	2.13%	-7.97%	to	-8.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2022	0.95%	to	1.20%	6,691	19.70	to	18.99	131,806	0.00%	-16.02%	to	-16.23%
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
2018	0.95%	to	1.20%	81,335	14.41	to	14.02	1,147,961	1.87%	-11.60%	to	-11.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2022	0.95%	to	1.60%	31,079	16.21	to	14.72	495,307	0.00%	-14.52%	to	-15.08%
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
2018	0.95%	to	1.60%	37,909	13.80	to	12.86	515,793	2.06%	-7.13%	to	-7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.95%	to	1.85%	31,090	19.14	to	16.89	583,096	0.00%	-15.80%	to	-16.56%
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
2018	0.95%	to	1.85%	42,093	17.12	to	15.68	710,515	1.95%	-5.76%	to	-6.62%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.95%	to	1.35%	386	23.90	to	22.61	8,957	0.00%	-18.35%	to	-18.68%
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
2018	0.95%	to	1.55%	1,951	20.06	to	18.91	38,612	1.72%	-7.36%	to	-7.93%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.95%	to	1.45%	4,856	11.02	to	10.23	53,006	3.63%	-15.19%	to	-15.62%
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%
2018	0.95%	to	1.45%	6,928	9.29	to	8.80	63,207	1.70%	-15.62%	to	-16.04%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2022	0.95%	to	1.30%	22,381	13.61	to	12.92	299,993	2.35%	-14.57%	to	-14.87%
2021	0.95%	to	1.30%	23,156	15.93	to	15.18	363,718	0.27%	-1.87%	to	-2.22%
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
2018	0.95%	to	1.40%	19,473	13.85	to	13.19	267,196	2.18%	-2.39%	to	-2.84%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2022	0.95%	to	1.55%	4,394	12.74	to	11.66	54,747	0.00%	-38.67%	to	-39.04%
2021	0.95%	to	1.55%	5,083	20.78	to	19.12	103,581	0.22%	-2.35%	to	-2.94%
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
2018	1.30%			463	10.43			4,828	1.15%	-17.76%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	1.10%			2,034	11.97			24,344	3.70%	-6.90%
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2022	0.95%	to	1.55%	22,526	11.94	to	11.78	268,574	3.80%	-7.02%	to	-7.58%
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2022	0.95%	to	1.10%	3,375	37.47	to	36.65	124,406	2.94%	-13.47%	to	-13.60%
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
2018	0.95%	to	1.30%	1,215	18.83	to	18.13	22,443	0.05%	-4.27%	to	-4.61%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.95%	to	1.55%	4,599	22.37	to	20.46	101,740	0.00%	-38.41%	to	-38.78%
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
2018	0.95%	to	1.25%	3,047	17.90	to	17.33	54,284	0.00%	-7.94%	to	-8.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.95%	to	1.60%	8,437	27.61	to	25.07	228,717	1.39%	-3.59%	to	-4.22%
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
2018	0.95%	to	1.60%	9,196	19.41	to	18.09	176,285	0.94%	-13.98%	to	-14.55%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2022	0.95%			2,665	25.27			67,338	0.31%	-17.90%
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
2018	0.95%	to	1.00%	4,722	17.25	to	17.15	81,311	0.43%	-5.91%	to	-5.96%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	1.10%			447	24.23			10,830	0.52%	-23.76%
2021	1.10%			447	31.78			14,206	0.33%	25.42%
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
2018	1.10%			447	18.14			8,107	0.66%	-6.83%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	1.00%			717	24.31			17,429	0.52%	-23.72%
2021	1.00%			717	31.87			22,849	0.33%	25.49%
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
2018	1.00%			717	18.14			13,004	0.58%	-6.82%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.95%	to	1.50%	917,154	48.91	to	45.33	42,354,026	0.86%	-22.84%	to	-23.27%
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%
2018	0.95%	to	1.50%	1,396,169	30.61	to	29.01	41,005,484	0.75%	-2.22%	to	-2.76%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2022	0.95%	to	1.85%	786,128	47.26	to	41.72	36,621,466	0.61%	-23.00%	to	-23.70%
2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
2018	0.95%	to	1.95%	1,050,445	29.87	to	27.08	31,035,289	0.50%	-2.48%	to	-3.47%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2022	0.95%	to	1.80%	48,707	17.76	to	15.65	856,400	1.28%	-29.39%	to	-30.00%
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
2018	0.95%	to	1.80%	69,287	14.38	to	13.12	987,514	1.78%	-4.97%	to	-5.79%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.95%	to	1.30%	3,434	10.50	to	9.97	35,043	2.22%	-6.56%	to	-6.89%
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
2018	0.95%	to	1.20%	8,788	10.87	to	10.58	94,657	2.30%	-0.14%	to	-0.40%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.95%			136	17.35			2,359	3.72%	-6.88%
2021	0.95%			144	18.63			2,683	2.37%	9.35%
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.95%	to	1.85%	963,681	10.15	to	8.39	9,546,000	1.35%	0.34%	to	-0.57%
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
2018	0.95%	to	1.80%	1,146,182	10.20	to	8.82	11,502,531	1.38%	0.42%	to	-0.44%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.95%	to	1.10%	6,579	46.57	to	45.15	303,727	0.46%	-19.54%	to	-19.66%
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
2018	0.95%	to	1.10%	7,723	29.53	to	28.80	226,026	0.01%	-13.47%	to	-13.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2022	0.95%	to	1.80%	19,778	45.46	to	37.97	870,892	0.29%	-19.75%	to	-20.44%
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
2018	0.95%	to	1.95%	34,848	29.12	to	24.54	976,422	0.00%	-13.67%	to	-14.54%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2022	0.95%	to	1.85%	13,667	27.81	to	22.99	365,979	0.00%	-31.17%	to	-31.79%
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
2018	0.95%	to	1.85%	16,900	19.86	to	17.03	325,948	0.00%	-9.09%	to	-9.92%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.95%	to	1.10%	1,474	37.76	to	36.60	54,361	0.33%	-13.74%	to	-13.87%
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%
2018	0.95%	to	1.10%	1,708	27.26	to	26.59	45,692	0.70%	-17.75%	to	-17.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2022	0.95%	to	1.85%	23,371	33.33	to	27.60	740,183	0.12%	-13.99%	to	-14.77%
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
2018	0.95%	to	1.80%	33,509	24.33	to	21.07	784,352	0.45%	-17.91%	to	-18.62%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2022	0.95%	to	1.30%	1,077	29.07	to	27.40	30,402	0.97%	-9.53%	to	-9.85%
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
2018	0.95%	to	1.30%	1,699	19.15	to	18.31	31,830	0.79%	-1.23%	to	-1.58%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.95%	to	1.35%	3,766	36.81	to	34.14	136,107	0.43%	-19.23%	to	-19.55%
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
2018	0.95%	to	1.40%	6,709	25.24	to	23.61	167,912	0.49%	-6.63%	to	-7.05%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2022	0.95%	to	1.15%	235	10.42	to	10.24	2,444	4.73%	-16.60%	to	-16.77%
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
2018	1.15%	to	1.55%	2,941	10.71	to	10.51	30,937	3.97%	-5.93%	to	-6.31%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2022	0.95%	to	1.10%	2,590	10.10	to	9.90	26,010	1.48%	-19.83%	to	-19.95%
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
2018	0.95%	to	1.40%	7,341	11.86	to	11.35	85,046	4.09%	-4.99%	to	-5.42%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2022	0.95%	to	1.50%	60,843	11.24	to	10.42	677,977	1.57%	-6.74%	to	-7.26%
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
2018	0.95%	to	1.50%	61,409	11.72	to	11.11	713,695	1.81%	-0.72%	to	-1.27%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.95%	to	1.30%	4,557	16.76	to	16.43	75,216	1.56%	-4.05%	to	-4.39%
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
2018	0.95%	to	1.45%	16,674	10.23	to	10.15	170,045	0.58%	-9.36%	to	-9.82%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.95%	to	1.55%	11,640	21.20	to	20.38	243,609	0.00%	-31.16%	to	-31.58%
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
2018	0.95%	to	1.55%	20,043	13.62	to	13.42	271,745	0.00%	1.40%	to	0.78%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.95%	to	1.35%	1,643	18.85	to	17.34	29,637	1.65%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
2018	0.95%	to	1.35%	2,195	15.05	to	14.07	32,028	1.38%	-19.89%	to	-20.21%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2022	0.95%	to	1.35%	409	35.75	to	32.89	14,328	0.17%	-13.81%	to	-14.15%
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%
2018	0.95%	to	1.35%	1,125	23.62	to	22.08	25,913	0.41%	-20.69%	to	-21.01%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.95%	to	1.10%	662	9.19	to	9.04	6,065	1.64%	7.37%	to	7.20%
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
2018	0.95%	to	1.40%	6,310	5.56	to	5.39	34,309	0.00%	-28.96%	to	-29.29%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	1.10%			30,524	8.73			266,568	1.54%	6.94%
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%
2018	0.95%	to	1.10%	6,755	5.42	to	5.37	36,377	0.00%	-29.11%	to	-29.21%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.